As filed with the Securities and Exchange Commission on April 28, 2006

Registration No. 333-104243

811-07368

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24  ☒

SEPARATE ACCOUNT VA-2LNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road Purchase NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8363

John S. Long, Esq.

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:         Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2LNY

by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus – May 1, 2006

This flexible premium deferred annuity contract has many investment choices. There is a separate account that currently offers various investment choices. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the contract and the underlying fund portfolios. Please read them carefully. Transamerica will not accept premium payments for new contracts.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST

–INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND–SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC.

–SERVICE CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

–SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS

–SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

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GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premiums payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, transfer fees, and any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month following the month after the annuitant attains age 90, or 10 years from the contract date. The annuity commencement date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The account value less the surrender charge, service charge, and premium tax charge, if any.

Contract Year—A contract year begins on the date on which the contract becomes effective and on each contract anniversary.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner (you, your)—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Financial Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan.

This contract currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you annuitize and begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE PAYMENTS

You can add as little as $50 at any time during the accumulation phase. We will not accept premium payments for new contracts.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Transamerica Equity – Initial Class

Appreciation Portfolio – Service Class

Balanced Portfolio – Service Class

Developing Leaders Portfolio – Service Class

Disciplined Stock Portfolio – Service Class

Growth and Income Portfolio – Service Class

International Equity Portfolio – Service Class

International Value Portfolio – Service Class

Limited Term High Yield Portfolio – Service Class

Quality Bond Portfolio – Service Class

Small Company Stock Portfolio – Service Class

Special Value Portfolio – Service Class

Money Market Portfolio

Stock Index Fund, Inc. – Service Class

Socially Responsible Growth Fund, Inc. – Service Class

Core Bond Portfolio – Service Class

Core Value Portfolio – Service Class

Emerging Leaders Portfolio – Service Class

Founders Discovery Portfolio – Service Class

Founders Growth Portfolio – Service Class

Founders International Equity Portfolio – Service Class

MidCap Stock Portfolio – Service Class

Technology Growth Portfolio – Service Class

Contract owners who purchased the contract after January 22, 2001, may only invest in the Service Class subaccounts, with the exception of the Money Market

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subaccount and the Transamerica Equity subaccount. The Initial Class subaccounts (other than the Money Market subaccount and Transamerica Equity subaccount) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in the SAI. This data does not indicate future performance.

5. EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix B for older contracts. Please see your contract to determine your specific coverage and expenses.

No deductions are made from premium payments at the time you buy the contract so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the account value on each contract anniversary. The charge is waived if either the account value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges once each contract year, take out up to the greater of:

•	10% of your premium payments less surrenders deemed to be from premium payments; or

•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium payments.

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Access to amounts held in qualified contracts may be restricted or prohibited.

You cannot take money out during the income phase, although you will be receiving annuity payments.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

The contract generally offers a choice of one of the following optional guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified contracts, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10. ADDITIONAL FEATURES

This contract has additional features that might interest you. These include, but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.

•	Under certain medically related circumstances, you may surrender all or part of the cash value without a surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the

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policy, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund within 20 days after you receive it. The amount of the refund will generally be premium payments paid and accumulated gains or losses in the variable account. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract (at our administrative and service office) within the applicable time period. The contract will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.

Old Contracts. See Appendix B for information on how older contracts have different features and requirements, and sometimes different (and higher) fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2006) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Financial Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-800-525-6205

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:
Sales Load On Premium Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	7%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Contract
Separate Account Annual Expenses (as a percentage of average account value):
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Annual Step-Up Death Benefit(6)	0.15%
Total Variable Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.45%

The next items shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each fund’s/portfolio’s fees and expenses are contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(8):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.52%	2.05%

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of optional variable account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1044	$1617	$2266	$3695
If the contract is annuitized at the end of the applicable time period or if you do not surrender your contract.	$344	$1048	$1775	$3695

For information concerning compensation paid for the sale of the contracts, see “Distributor of the Contracts.”

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.
(2)	The surrender charge, if any is imposed, applies to each contract, regardless of how the account value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. We may waive the service charge in certain instances.
(3)	The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the separate account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.
(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each variable account’s account value as a percentage of the contract’s total account value. The service charge is deducted on each contract anniversary and at the time of surrender.
(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit.”
(6)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk and administrative fee.
(7)	The Annual Step-Up Death Benefit fee is included herein. The mortality and expense risk fee and the administrative charge are applicable during the income phase of the contract.
(8)	The fee table information relating to the underlying fund portfolios is for the year 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

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1. THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract issued by Transamerica Financial Life Insurance Company. Contracts may have different features than those described in this prospectus (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you - owner, and an insurance company (in this case, Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date.

The contract is a deferred annuity because until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The contract is a flexible premium deferred variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The contract also contains a fixed account. The fixed account offers interest rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE PAYMENTS

Contract Issue Requirements

Transamerica will not accept premium payments for new contracts.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your contract as of the business day we receive your premium payment and required information.

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0 – 90 require prior approval by Transamerica.

Allocation of Premium Payments

When you add additional premium payments to the contract, we will allocate your premium payments to

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the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payments.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

Transamerica reserves the right to restrict or refuse any premium payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the contract.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES TRUST

–INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND

–SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Yield Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND, INC.

–SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

–SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS

–SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

Contract owners who purchased a contract after January 22, 2001, may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-

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account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and fund portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other underlying fund portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Fund Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the contracts. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with The Dreyfus Corporation and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information

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concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. Any higher rate of interest is at our complete discretion, and you bear the risk that we will not credit more than 3% interest per year. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the account value in that guaranteed period option, less any previous transfer during the current contract year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3% (the guaranteed minimum).

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

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Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading mong the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused,

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or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect

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to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund portfolio and to provide policy owner transaction data to the underlying fund portfolios.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount

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operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The SAI contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is not an indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples may only apply to contracts issued after May 1, 2002. See Appendix B for older contracts. Please see your contract to determine your specific expenses.

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
more than 7	0%

For example, assume your account value is $100,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000—$10,000).

Likewise, assume your account value is $80,000 (premium payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining account value. You receive your cash value upon full surrender.

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For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium payment is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from earnings first. Under qualified contracts, surrenders are prorated between taxable and nontaxable amounts.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%. For the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%. If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution-related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of the lesser of $30 (but no more than 2% of the account value) is charged on each contract anniversary. The service charge is waived if your account value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

Premium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the account value when:

•	you begin receiving annuity payments;

•	you surrender the contract; or

•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as wire transfers and overnight delivery.

Transfer Fee

You are generally allowed to make 18 free transfers per year before the annuity commencement date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made at the same time are treated as a single request. (We reserve the right to restrict transfers and/or eliminate the transfer privileges; see “Market Timing”.)

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Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. A list of these expenses is found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive the following type of payment:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the contracts, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the contracts and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG
Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.00	%(2)
Dreyfus Variable Investment Fund	0.30%
Dreyfus Stock Index Fund, Inc.	0.25%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Investment Portfolios	0.30%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the contracts.

For further details about the compensation payments we make in connection with the sale of the contracts, see “Distributor of the Contracts” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or

•	by taking systematic payouts.

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Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven days from the date we receive all required information. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays, or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the contract month following the month in which the annuitant attains age 90, or 10 years from the contract date. The earliest annuity commencement date is 30 days after you purchase your contract.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the

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beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The contract provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your account value (less any applicable premium tax charge) to provide these annuity payments. If the account value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica.

If your contract is a qualified contract, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

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NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the account value.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the contract has not been paid;

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THEN:

•	the remaining portion of such interest in the contract will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner:

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greater of:

•	the account value on the date we receive the required information; or

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to contracts issued after May 1, 2002. For other contracts, see Appendix B. Please see your contract to determine your specific coverage.

After the contract is issued, you cannot make an election and the death benefit cannot be changed from the death benefit option selected on your contract application.

A.	Annual Step-Up Death Benefit

On each contract anniversary before annuitant’s 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that contract year. The death benefit is equal to:

•	the account value on the current contract anniversary; or the previous stepped-up value, plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

This step-up process stops at the earlier of the annuitant’s death or 86th birthday. The then current step-up value becomes the final step-up value. The Annual Step-Up Death Benefit at the time of death is the final step-up value, plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 71 or older on the contract date.

There is an extra charge for this death benefit (an extra 0.15% annually).

B.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the contract application. The charges are lower for this option.

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Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your contract.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity.

Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a

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qualified contract. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the account value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders—Qualified Contracts Generally

There are special rules that govern qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

If your qualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Contracts

The rules described above for qualified policies generally apply to 403(b) policies. However, specific

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rules apply to surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contracts generally are taxed in the same manner as surrenders from such contracts. Please refer to the SAI for further information applicable to distributions from 403(b) contracts.

Surrenders—Nonqualified Contracts

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premium payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a

27

portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

If your policy contains a guaranteed minimum withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distribution from your policy, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium payments (less partial surrenders deemed to be from premium payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by

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electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

If you request an additional surrender while Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $250 per transfer is required. A minimum of $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as

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identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

11. OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a contract. An assignment may have tax consequences.

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company of New York was merged with and into AUSA Life Insurance Company, Inc. on or about April 1, 2003, and the name was changed to Transamerica Financial Life Insurance Company. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity contracts. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of

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The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states and the District of Columbia.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA-2LNY, under the laws of the State of New York on June 23, 1992. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the contracts, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying funds/portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this variable account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their variable accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you

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consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the variable account in accordance with instructions we receive from you and other owners that have voting interests in the fund portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the contracts. Under the agreement, the contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the contracts by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

Commissions of up to 7% of purchase payments plus an annual continuing fee based on account values will be paid to the selling firms. These commissions are not deducted from purchase payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the contract owners or the separate account.

Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.

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IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Contracts
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements

Appendix A
Condensed Financial Information
Appendix B
Historical Performance Data

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for contracts with the highest total variable account expenses and contracts with the lowest total variable account expenses available on December 31, 2005. Should the total variable account expenses applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Financial Life Insurance Company Attention: Customer Care Group 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

		1.45%					1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)a	2005 2004 2003	$ $ $	1.243330 1.089233 1.000000	$ $ $	1.428284 1.243330 1.089233	0.000 0.000 0.000	$ $ $	1.248282 1.091940 1.000000	$ $ $	1.436101 1.248282 1.091940	0.000 0.000 0.000
Appreciation Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.029121 0.996304 1.000000	$ $ $	1.056224 1.029121 0.996304	302,059.000 297,936.000 267,066.784	$ $ $	1.033187 0.998754 1.000000	$ $ $	1.061961 1.033187 0.998754	320,448.000 318,316.000 318,355.735
Balanced Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.053787 1.012701 1.000000	$ $ $	1.025230 1.053787 1.012701	14,983.000 12,939.000 9,548.919	$ $ $	1.057945 1.015191 1.000000	$ $ $	1.030801 1.057945 1.015191	0.000 0.000 0.000
Developing Leaders Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.060274 0.968686 1.000000	$ $ $	1.103236 1.060274 0.968686	61,708.000 61,714.000 58,469.165	$ $ $	1.064476 0.971085 1.000000	$ $ $	1.109241 1.064476 0.971085	0.000 0.000 0.000
Disciplined Stock Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.043464 0.983529 1.000000	$ $ $	1.092606 1.043464 0.983529	0.000 0.000 0.000	$ $ $	1.047613 0.985974 1.000000	$ $ $	1.098570 1.047613 0.985974	0.000 0.000 0.000
Growth and Income Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.026593 0.971411 1.000000	$ $ $	1.044440 1.026593 0.971411	19,853.000 17,860.000 14,345.229	$ $ $	1.030669 0.973826 1.000000	$ $ $	1.050136 1.030669 0.973826	9,801.000 9,746.000 6,568.861
International Equity Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.379292 1.126730 1.000000	$ $ $	1.556126 1.379292 1.126730	5,245.000 5,779.000 6,340.042	$ $ $	1.384779 1.129519 1.000000	$ $ $	1.564621 1.384779 1.129519	1,678.000 2,002.000 1,482.083
International Value Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.270199 1.075381 1.000000	$ $ $	1.398470 1.270199 1.075381	64,280.000 66,163.000 68,633.092	$ $ $	1.275222 1.078034 1.000000	$ $ $	1.406073 1.275222 1.078034	21,681.000 22,932.000 26,386.926
Limited Term High Yield Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.190094 1.097017 1.000000	$ $ $	1.200568 1.190094 1.097017	12,030.000 12,030.000 8,902.211	$ $ $	1.194806 1.099737 1.000000	$ $ $	1.207118 1.194806 1.099737	0.000 0.000 0.000
Quality Bond Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.095092 1.078138 1.000000	$ $ $	1.103888 1.095092 1.078138	122,776.000 122,251.000 128,576.777	$ $ $	1.099429 1.080807 1.000000	$ $ $	1.109887 1.099429 1.080807	148,607.000 170,299.000 171,437.548
Small Company Stock Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.268706 1.089128 1.000000	$ $ $	1.268706 1.268706 1.089128	19,280.000 17,494.000 17,428.945	$ $ $	1.273739 1.091817 1.000000	$ $ $	1.267174 1.273739 1.091817	0.000 0.000 0.000

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		1.45% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Special Value Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.195196 1.073475 1.000000	$ $ $	1.240351 1.195196 1.073475	32,697.000 32,697.000 32,697.186	$ $ $	1.199933 1.076125 1.000000	$ $ $	1.247104 1.199933 1.076125	32,473.000 32,473.000 22,128.464
Money Market(1)a	2005 2004 2003	$ $ $	0.985577 0.991945 1.000000	$ $ $	0.993500 0.985577 0.991945	4,021.000 4,022.000 4,023.013	$ $ $	0.989478 0.994396 1.000000	$ $ $	1.002764 0.989478 0.994396	0.000 0.000 0.000
Stock Index Fund, Inc. – Service Class(3)	2005 2004 2003	$ $ $	1.110229 1.020708 1.000000	$ $ $	1.142925 1.110229 1.020708	8,780.000 6,965.000 3,614.505	$ $ $	1.114620 1.023219 1.000000	$ $ $	1.149142 1.114620 1.023219	44,819.000 44,827.000 33,551.240
Socially Responsible Growth Fund, Inc – Service Class(3)	2005 2004 2003	$ $ $	0.974799 0.933524 1.000000	$ $ $	3993117 0.974799 0.933524	6,852.000 6,852.000 6,851.727	$ $ $	0.978656 0.935828 1.000000	$ $ $	0.998515 0.978656 0.935828	0.000 0.000 0.000
Core Bond Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.124769 1.093401 1.000000	$ $ $	1.132177 1.124769 1.093401	226,881.000 219,677.000 201,420.869	$ $ $	1.129251 1.096127 1.000000	$ $ $	1.138364 1.129251 1.096127	112,811.000 115,232.000 109,071.299
Core Value Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.104555 1.005558 1.000000	$ $ $	1.146008 1.104555 1.005558	14,957.000 15,960.000 16,454.786	$ $ $	1.108933 1.008051 1.000000	$ $ $	1.152258 1.108933 1.008051	36,091.000 36,091.000 36,091.067
Emerging Leaders Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.255021 1.115011 1.000000	$ $ $	1.255021 1.255021 1.115011	60,119.000 60,813.000 55,624.417	$ $ $	1.259978 1.117755 1.000000	$ $ $	1.302903 1.259978 1.117755	33,704.000 36,122.000 37,739.588
Founders Discovery Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.025426 0.948477 1.000000	$ $ $	1.007704 1.025426 0.948477	0.000 0.000 0.000	$ $ $	1.029497 0.950830 1.000000	$ $ $	1.013200 1.029497 0.950830	0.000 0.000 0.000
Founders Growth Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.037121 0.977150 1.000000	$ $ $	1.069682 1.037121 0.977150	0.000 0.000 0.000	$ $ $	1.041229 0.979568 1.000000	$ $ $	1.075498 1.041229 0.979568	0.000 0.000 0.000
Founders International Equity Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.220496 1.008812 1.000000	$ $ $	1.369957 1.220496 1.008812	0.000 0.000 0.000	$ $ $	1.225345 1.011312 1.000000	$ $ $	1.377422 1.225345 1.011312	0.000 0.000 0.000
MidCap Stock Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.171625 1.040589 1.000000	$ $ $	1.258126 1.171625 1.040589	69,313.000 71,464.000 62,722.235	$ $ $	1.176271 1.043162 1.000000	$ $ $	1.264968 1.176271 1.043162	22,127.000 24,644.000 25,149.696
Technology Growth Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.032968 1.045556 1.000000	$ $ $	1.053691 1.032968 1.045556	0.000 0.000 0.000	$ $ $	1.037076 1.048150 1.000000	$ $ $	1.059442 1.037076 1.048150	0.000 0.000 0.000

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account Inception January 22, 2001.
[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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APPENDIX B

CONTRACT VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
FTCG-501-198 (Contract Form)	January 1998
AE 1142 0100 (endorsement - GMDB)	January 2000
AE 1143 0100 (endorsement – Initial Premium)	January 2000

Product Feature	FTCG-501-198, AE 1142 0100 and AE 1143 0100
Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%

Asset Rebalancing	Yes

Death Proceeds	Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional premium payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.

Distribution Financing Charge	N/A

Is Mortality & Expense Risk Fee different after the annuity date?	No

Dollar Cost Averaging Fixed Account Option	Yes

Service Charge	Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment option.

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DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer that would result in the account value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Dreyfus/Transamerica Triple Advantage® Variable Annuity dated May 1, 2006

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2LNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Financial Life Insurance Company (''Transamerica''). You may obtain a copy of the prospectus dated May 1, 2006, by calling 1-800-525-6205, or by writing to the Service Office. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information. Transamerica Financial Life Insurance Company will not accept premium payments for new contracts.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the contract and the underlying fund portfolios.

Dated: May 1, 2006

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GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, transfer fees, any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month following the month after the annuitant attains age 90, or 10 years from the contract date. The annuity date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the contract.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The account value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Contract Year—A contract year begins on the date in which the contract become effective and on each anniversary thereof.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

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Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Contract—A contract other than a qualified contract.

Owner—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a contract.

Premium Payment—An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the contract.

Qualified Contract—A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Service Charge—An annual charge on each contract anniversary for contract maintenance and related administrative expenses. This annual charge is the lesser of 2% of the account value or $30.

Service Office—Transamerica Financial Life Insurance Company, Attention Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified underlying fund/portfolio.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the contract. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted. In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

4

THE ANNUITY CONTRACT—GENERAL PROVISIONS

Owner

The contract belongs to the owner upon issuance of the contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner's life expectancy, if the first payment begins within one year of the owner's death.

Entire Contract

The contract, any endorsements or riders thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the

5

wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts, or from affecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for periodic premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Transamerica Money Market Portfolio (or a similar portfolio of money market instruments) [in another subaccount, or in the fixed account, if appropriate.]

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

6

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a contract into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given contract year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (i) life income with level payments for 10 years certain, using the existing account value of the fixed account, or (ii) life income with variable payments for 10 years certain using the existing account value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The tables are based on a 5% effective annual Assumed Investment Return and the ''2000 Table'', using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

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Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death proceeds and account value. The adjusted partial surrender is equal to (1) multiplied by (2) where:

(1)	is the amount of the gross partial surrender;

(2)	is the adjustment factor = current death benefit prior to the surrender divided by the account value prior to the surrender.

8

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

Example 1
$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender — (amount subject to surrender charge)
$600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in account value due to excess partial surrender = 10,000 + 600
$15,600	Total gross partial surrender
$23,400	Adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	New guaranteed minimum death benefit (after surrender) = 75,000 - 23,400
$34,400	New account value (after surrender) = 50,000 - 15,600

Summary:

Reduction in guaranteed minimum death benefit	=$23,400
Reduction in account value	=$15,600

Note, the guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2
$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes 10% free percentage is available)
$7,500	excess partial surrender — (amount subject to surrender charge)
$450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$7,950	reduction in account value due to excess partial surrender = 7,500 + 450
$15,450	=total gross partial surrender
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,450
$59,550	new account value (after surrender) = 75,000 - 15,450

Summary:

Reduction in the guaranteed minimum death benefit	=$15,450
Reduction in account value	=$15,450

Note, the guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit

9

generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the deceased's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased's death. If the sole beneficiary is the deceased's surviving spouse, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

If an owner is not the annuitant, and dies prior to the annuity commencement date, new owner may surrender the contract at any time for the amount of the adjusted account value. If the new owner is not the deceased owner's spouse, however, the adjusted account value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the contract as a new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary .) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See ''Certain Federal Income Tax Consequences'' for more information about these rules. Other rules may apply to qualified contracts.

Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

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Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please

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note that the stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the

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United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

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Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the account value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified contracts, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax

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advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Contracts intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the contracts comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the contract in connection with such plans should consult their tax

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adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A ''net investment factor'' is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium

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payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the ''net investment factor'') which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where ''X'' depends on the Death Benefit Option and contract year, plus the 0.15% annual administrative charge.

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Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit.)

Net Investment Factor = (A + B - C) - E

                                                 D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A =$11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B =0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C =0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D =$11.40

E =	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.

On a daily basis = 0.0000353875

Then, the net investment factor = (11.57 + 0 - 0) - 0.0000353875 = Z = 1.0148768932

                                                                   11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.

	Assume	= $X

B =	The net investment factor for the current valuation period.

	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per

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day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i) is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The contract also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.

	Assume	= $X

B =	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.

	Assume	= Y

C =	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.

	Assume	= Z

        Then, the annuity unit value is: $X * Y * Z = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B

                                                                     $1,000

Where: A =	The account value as of the annuity commencement date.

	Assume	= $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

	Assume	= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

                                                                                                1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number	of annuity units = A

                                             B

Where: A =	The dollar amount of the first monthly variable annuity payment.

	Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

	Assume	= $Y

Then, the number of annuity units = $X = Z

                                                                    $Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions

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include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) or the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium surrendered based on the contract year since payment of the premium. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses

21

attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 - 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES	=	Expenses of the sub4account for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

22

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Department may determine the items are correct. Transamerica's books and accounts

23

are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. During fiscal year 2005, 2004 and 2003, $233,112, $353,193, and $1,054,706, respectively, commissions was paid to AFSG Securities Corporation as underwriter of the contracts; no amounts were retained by AFSG Securities Corporation.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of

24

votes decreases as annuity payments are made and as the reserves for the contract decrease. The person's number of votes will be determined by dividing the reserve for the contract allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica may make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon

25

the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA-2LNY, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.45%					1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)a	2005 2004 2003 2002	$ $ $	1.243330 1.089233 1.000000 N/A	$ $ $	1.428284 1.243330 1.089233 N/A	0.000 0.000 0.000 N/A		N/A N/A N/A N/A		N/A N/A N/A N/A	N/A N/A N/A N/A
Appreciation Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.029121 0.996304 1.000000 N/A N/A	$ $ $	1.056224 1.029121 0.996304 N/A N/A	302,059.000 297,936.000 267,066.784 N/A N/A	$ $ $ $ $	34.249546 33.140811 27.812 33.933 37.729	$ $ $ $ $	35.168825 34.249546 33.140811 27.812 33.933	118,577.000 146,926.000 149,806.169 119,536.096 70,733.311
Balanced Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.053787 1.012701 1.000000 N/A N/A	$ $ $	1.025230 1.053787 1.012701 N/A N/A	14,983.000 12,939.000 9,548.919 N/A N/A	$ $ $ $ $	13.028796 12.514629 10.753 12.923 14.533	$ $ $ $ $	12.682026 13.028796 12.514629 10.753 12.923	86,964.000 114,536.000 118,629.745 133,902.711 90,510.336
Developing Leaders Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.060274 0.968686 1.000000 N/A N/A	$ $ $	1.103236 1.060274 0.968686 N/A N/A	61,708.000 61,714.000 58,469.165 N/A N/A	$ $ $ $ $	91.039643 83.858469 64.177 80.652 86.109	$ $ $ $ $	94.77494 91.039643 83.858469 64.177 80.652	$10,593.000 13,562.000 15,349.4231 15,699.593 5,523.675
Disciplined Stock Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.043464 0.983529 1.000000 N/A N/A	$ $ $	1.092606 1.043464 0.983529 N/A N/A	0.000 0.000 0.000 N/A N/A	$ $ $ $ $	16.771777 15.800592 12.993 17.049 20.256	$ $ $ $ $	17.570276 16.771777 15.800592 12.993 17.049	70,923.000 72,869.000 83,677.839 89,417.769 62,288.395
Growth and Income Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.026593 0.971411 1.000000 N/A N/A	$ $ $	1.044440 1.026593 0.971411 N/A N/A	19,853.000 17,860.000 14,345.229 N/A N/A	$ $ $ $ $	28.666082 27.111778 21.756 29.595 32.284	$ $ $ $ $	29.178756 28.666082 27.111778 21.756 29.595	42,993.000 44,952.000 51,812.722 58,229.504 43,520.208
International Equity Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.379292 1.126730 1.000000 N/A N/A	$ $ $	1.556126 1.379292 1.126730 N/A N/A	5,245.000 5,779.000 6,340.042 N/A N/A	$ $ $ $ $	20.466423 16.710433 11.885 14.381 20.866	$ $ $ $ $	23.101628 20.466423 16.710433 11.885 14.381	18,646.000 14,345.000 16,534.747 11,110.234 3,907.927
International Value Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.270199 1.075381 1.000000 N/A N/A	$ $ $	1.398470 1.270199 1.075381 N/A N/A	64,280.000 66,163.000 68,633.092 N/A N/A	$ $ $ $ $	16.614190 14.059011 10.460 12.088 13.994	$ $ $ $ $	18.300986 16.614190 14.059011 10.460 12.088	33,424.000 28,479.000 34,975.739 34,604.018 7,589.413
Limited Term High Yield Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.190094 1.097017 1.000000 N/A N/A	$ $ $	1.200568 1.190094 1.097017 N/A N/A	12,030.000 12,030.000 8,902.211 N/A N/A	$ $ $ $ $	10.781527 9.933428 7.731 9.024 9.609	$ $ $ $ $	10.881822 10.781527 9.933428 7.731 9.024	57,661.000 65,996.000 70,453.599 67,152.530 38,058.118
Quality Bond Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.095092 1.078138 1.000000 N/A N/A	$ $ $	1.103888 1.095092 1.078138 N/A N/A	122,776.000 122,251.000 128,576.777 N/A N/A	$ $ $ $ $	20.081126 19.760442 19.122 18.042 17.410	$ $ $ $ $	20.252291 20.081126 19.760442 19.122 18.042	317,332.000 369,137.000 440,861.848 429,099.696 166,521.840

27

		1.45% (Continued)					1.40% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Small Company Stock Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.268706 1.089128 1.000000 N/A N/A	$ $ $	1.268706 1.268706 1.089128 N/A N/A	19,280.000 17,494.000 17,428.945 N/A N/A	$ $ $ $ $	17.545253 15.054384 10.705 13.551 13.456	$ $ $ $ $	17.437733 17.545253 15.054384 10.705 13.551	11,316.000 11,227.000 10,831.844 10,865.272 5,397.237
Special Value Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.195196 1.073475 1.000000 N/A N/A	$ $ $	1.240351 1.195196 1.073475 N/A N/A	32,697.000 32,697.000 32,697.186 N/A N/A	$ $ $ $ $	19.530450 17.532663 13.498 16.163 17.357	$ $ $ $ $	20.278250 19.530450 17.532663 13.498 16.163	12,213.000 13,932.000 15,054.060 17,500.534 10,952.036
Money Market(1)a	2005 2004 2003 2002	$ $ $	0.985577 0.991945 1.000000 N/A	$ $ $	0.993500 0.985577 0.991945 N/A	4021.000 4,022.000 4,023.013 N/A		N/A N/A N/A N/A		N/A N/A N/A N/A	N/A N/A N/A N/A
Stock Index Fund, Inc. – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.110229 1.020708 1.000000 N/A N/A	$ $ $	1.142925 1.110229 1.020708 N/A N/A	8,780.000 6,965.000 3,614.505 N/A N/A	$ $ $ $ $	42.825485 39.352722 31.161 40.797 48.054	$ $ $ $ $	44.108437 42.825485 39.352722 31.161 40.797	126,433.000 140,158.000 148,029.800 140,563.046 77,148.339
Socially Responsible Growth Fund,Inc – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	.974799 0.933524 1.000000 N/A N/A	$ $ $	3993117 0.974799 0.933524 N/A N/A	6,852.000 6,852.000 6,851.727 N/A N/A	$ $ $ $ $	26.590087 25.451736 20.523 29.367 40.334	$ $ $ $ $	27.103039 26.590087 25.451736 20.523 29.367	16,577.000 25,863.000 33,022.906 36,901.681 30,001.575
Core Bond Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.124769 1.093401 1.000000 N/A N/A	$ $ $	1.132177 1.124769 1.093401 N/A N/A	226,881.000 219,677.000 201,420.869 N/A N/A	$ $ $ $ $	12.692848 12.332697 11.675 11.086 10.877	$ $ $ $ $	12.782750 12.692848 12.332697 11.675 11.086	494,057.000 582,798.000 724,076.816 745,615.964 442,461.514
Core Value Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.104555 1.005558 1.000000 N/A N/A	$ $ $	1.146008 1.104555 1.005558 N/A N/A	14,957.000 15,960.000 16,454.786 N/A N/A	$ $ $ $ $	12.292854 11.185612 8.851 11.703 11.989	$ $ $ $ $	12.760567 12.292854 11.185612 8.851 11.703	275,850.000 297,968.000 326,539.121 345,058.038 189,134.552
Emerging Leaders Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.255021 1.115011 1.000000 N/A N/A	$ $ $	1.255021 1.255021 1.115011 N/A N/A	60,119.000 60,813.000 55,624.417 N/A N/A	$ $ $ $ $	16.852871 14.965385 10.311 13.077 11.890	$ $ $ $ $	17.409949 16.852871 14.965385 10.311 13.077	118,744.000 123,601.000 133,939.092 127,563.450 57,641.182
Founders Discovery Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.025426 0.948477 1.000000 N/A N/A	$ $ $	1.007704 1.025426 0.948477 N/A N/A	0.000 0.000 0.000 N/A N/A	$ $ $ $ $	5.718526 5.286784 3.942 5.987 7.201	$ $ $ $ $	5.622440 5.718526 5.286784 3.942 5.987	36,208.000 37,709.000 41,576.854 49,070.716 47,065.301
Founders Growth Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.037121 0.977150 1.000000 N/A N/A	$ $ $	1.069682 1.037121 0.977150 N/A N/A	0.000 0.000 0.000 N/A N/A	$ $ $ $ $	7.094931 6.681386 5.183 7.320 9.574	$ $ $ $ $	7.321285 7.094931 6.681386 5.183 7.320	38,926.000 56,417.000 69,524.377 77,848.590 68,106.033
Founders International Equity Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.220496 1.008812 1.000000 N/A N/A	$ $ $	1.369957 1.220496 1.008812 N/A N/A	0.000 0.000 0.000 N/A N/A	$ $ $ $ $	9.162687 7.569716 5.647 7.867 11.473	$ $ $ $ $	10.289757 9.162687 7.569716 5.647 7.867	18,273.000 19,363.000 20,438.628 21,187.005 14,189.679

28

		1.45% (Continued)					1.40% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MidCap Stock Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.171625 1.040589 1.000000 N/A N/A	$ $ $	1.258126 1.171625 1.040589 N/A N/A	69,313.000 71,464.000 62,722.235 N/A N/A	$ $ $ $ $	13.483092 11.969158 9.231 10.715 10.832	$ $ $ $ $	14.485637 13.483092 11.969158 9.231 10.715	117,659.000 119,192.000 134,427.087 133,764.927 70,688.212
Technology Growth Portfolio – Service Class(3)	2005 2004 2003 2002 2001	$ $ $	1.032968 1.045556 1.000000 N/A N/A	$ $ $	1.053691 1.032968 1.045556 N/A N/A	0.000 0.000 0.000 N/A N/A	$ $ $ $ $	6.364074 6.438464 4.335 7.274 12.401	$ $ $ $ $	6.494902 6.364074 6.438464 4.335 7.274	153,091.000 181,038.000 200,671.243 201,529.690 152,267.430

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.
[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

[THIS SPACE INTENTIONALLY LEFT BLANK]

29

1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(2)a	2005 2004 2003	$ $ $	1.248282 1.091940 1.000000	$ $ $	1.436101 1.248282 1.091940	0.000 0.000 0.000
Appreciation Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.033187 0.998754 1.000000	$ $ $	1.061961 1.033187 0.998754	320,448.000 318,316.000 318,355.735
Balanced Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.057945 1.015191 1.000000	$ $ $	1.030801 1.057945 1.015191	0.000 0.000 0.000
Developing Leaders Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.064476 0.971085 1.000000	$ $ $	1.109241 1.064476 0.971085	0.000 0.000 0.000
Disciplined Stock Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.047613 0.985974 1.000000	$ $ $	1.098570 1.047613 0.985974	0.000 0.000 0.000
Growth and Income Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.030669 0.973826 1.000000	$ $ $	1.050136 1.030669 0.973826	9,801.000 9,746.000 6,568.861
International Equity Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.384779 1.129519 1.000000	$ $ $	1.564621 1.384779 1.129519	1,678.000 2,002.000 1,482.083
International Value Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.275222 1.078034 1.000000	$ $ $	1.406073 1.275222 1.078034	21,681.000 22,932.000 26,386.926
Limited Term High Yield Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.194806 1.099737 1.000000	$ $ $	1.207118 1.194806 1.099737	0.000 0.000 0.000
Quality Bond Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.099429 1.080807 1.000000	$ $ $	1.109887 1.099429 1.080807	148,607.000 170,299.000 171,437.548
Small Company Stock Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.273739 1.091817 1.000000	$ $ $	1.267174 1.273739 1.091817	0.000 0.000 0.000
Special Value Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.199933 1.076125 1.000000	$ $ $	1.247104 1.199933 1.076125	32,473.000 32,473.000 22,128.464
Money Market(1)a	2005 2004 2003	$ $ $	0.989478 0.994396 1.000000	$ $ $	1.002764 0.989478 0.994396	0.000 0.000 0.000
Stock Index Fund, Inc. – Service Class(3)	2005 2004 2003	$ $ $	1.114620 1.023219 1.000000	$ $ $	1.149142 1.114620 1.023219	44,819.000 44,827.000 33,551.240
Socially Responsible Growth Fund, Inc – Service Class(3)	2005 2004 2003	$ $ $	0.978656 0.935828 1.000000	$ $ $	0.998515 0.978656 0.935828	0.000 0.000 0.000
Core Bond Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.129251 1.096127 1.000000	$ $ $	1.138364 1.129251 1.096127	112,811.000 115,232.000 109,071.299
Core Value Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.108933 1.008051 1.000000	$ $ $	1.152258 1.108933 1.008051	36,091.000 36,091.000 36,091.067
Emerging Leaders Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.259978 1.117755 1.000000	$ $ $	1.302903 1.259978 1.117755	33,704.000 36,122.000 37,739.588
Founders Discovery Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.029497 0.950830 1.000000	$ $ $	1.013200 1.029497 0.950830	0.000 0.000 0.000

30

1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Founders Growth Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.041229 0.979568 1.000000	$ $ $	1.075498 1.041229 0.979568	0.000 0.000 0.000
Founders International Equity Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.225345 1.011312 1.000000	$ $ $	1.377422 1.225345 1.011312	0.000 0.000 0.000
MidCap Stock Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.176271 1.043162 1.000000	$ $ $	1.264968 1.176271 1.043162	22,127.000 24,644.000 25,149.696
Technology Growth Portfolio – Service Class(3)	2005 2004 2003	$ $ $	1.037076 1.048150 1.000000	$ $ $	1.059442 1.037076 1.048150	0.000 0.000 0.000

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception May 1, 1998.
(3)	Sub-Account inception January 22, 2001.
[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

[THIS SPACE INTENTIONALLY LEFT BLANK]

31

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity – Initial Class(7)a	2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $	12.645276 11.072522 8.556 11.157 13.736 15.422 11.35 10.00	$ $ $ $ $ $ $ $	14.533536 12.645276 11.072522 8.556 11.157 13.736 15.422 11.35	505,823.000 584,612.000 641,253.089 698,850.039 879,788.976 1,030,574.761 938,179.247 337,225.242
Appreciation Portfolio – Initial Class(2)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	34.622873 33.422396 27.969 34.053 38.077 38.862 35.36 27.532 21.802 17.610	$ $ $ $ $ $ $ $ $ $	35.641053 34.622873 33.422396 27.969 34.053 38.077 38.862 35.36 27.532 21.802	1,334,008.000 1,577,927.000 1,741,619.880 1,944,814.786 2,286,087.389 2,538,244.334 2,778,082.022 2,358,609.519 1,798,913.636 1,074,614.761
Balanced Portfolio – Initial Class(6)	2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $	13.100393 12.575061 10.792 12.949 14.450 15.101 14.16 11.738 10.000	$ $ $ $ $ $ $ $ $	12.764099 13.100393 12.575061 10.792 12.949 14.450 15.101 14.16 11.738	874,001,000 994,832.000 1,083,342.704 1,188,419.395 1,469,034.235 1,526,680.134 1,540,794.857 857,333.328 333,714.857
Developing Leaders Portfolio – Initial Class(1)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	92.075988 83.858469 64.569 80.956 87.446 78.255 64.44 67.668 58.773 51.121	$ $ $ $ $ $ $ $ $ $	96.076039 92.075988 83.858469 64.569 80.956 87.446 78.255 64.44 67.668 58.773	383,946.000 460,862.000 527,695.485 610.406.622 721,830.013 807,721.455 830,844.928 949,334.076 1,031,483.594 1,000,594.786
Disciplined Stock Portfolio – Initial Class(5)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	16.897988 15.884955 13.039 17.086 19.977 22.295 19.09 15.272 11.776 10.00	$ $ $ $ $ $ $ $ $ $	17.708483 16.897988 15.884955 13.039 17.086 19.977 22.295 19.09 15.272 11.776	1,408,687.000 1,685,511.000 1,895,877.098 2,157,147.040 2,546,567.597 2,857,474.334 2,764,507.486 2,262,990.153 1,196,912.676 381,884.114

32

1.40% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Growth and Income Portfolio – Initial Class(4)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	28.919251 27.287406 21.861 29.686 31.974 33.694 29.23 26.509 23.131 19.426	$ $ $ $ $ $ $ $ $ $	29.477130 28.919251 27.287406 21.861 29.686 31.974 33.694 29.23 26.509 23.131	780,535.000 935,404.000 1,073,556.995 1,303,016.025 1,642,037.894 1,823,064.055 1,902,864.700 2,071,117.603 2,179,109.968 1,906,011.179
International Equity Portfolio – Initial Class(4)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	20.689400 16.840959 11.951 14.416 20.643 25.038 15.89 15.422 14.267 12.964	$ $ $ $ $ $ $ $ $ $	23.414907 20.689400 16.840959 11.951 14.416 20.643 25.038 15.89 15.422 14.267	276,845.000 296,984.000 315,155.939 372,280.684 442,312.944 504,384.816 458,935.429 431,892.273 378,355.293 226,976.242
International Value Portfolio – Initial Class(5)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	16.625294 14.046184 10.445 12.067 14.101 14.846 11.78 10.982 10.244 10.00	$ $ $ $ $ $ $ $ $ $	18.345912 16.625294 14.046184 10.445 12.067 14.101 14.846 11.78 10.982 10.244	205,427.000 223,018.000 238,092.548 265,829.929 251,627.953 290,528.407 325,359.228 240,526.824 172,941.244 47,815.855
Limited Term High Yield Portfolio – Initial Class(6)	2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $	10.780495 9.928779 7.745 9.028 9.428 10.422 10.73 10.852 10.000	$ $ $ $ $ $ $ $ $	10.889191 10.780495 9.928779 7.745 9.028 9.428 10.422 10.73 10.852	339,458.000 389,432.000 464,064.731 463,473.671 582,107.026 673,887.688 1,076,017.149 1,308,425.217 473,373.863
Quality Bond Portfolio – Initial Class(1)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $	20.288656 19.903122 19.231 18.095 17.199 15.683 15.88 15.260 14.142 13.908	$ $ $ $ $ $ $ $ $	20.505219 20.288656 19.903122 19.231 18.095 17.199 15.683 15.88 15.260 14.142	814,273.000 999,142.000 1,191,083.839 1,353,969.973 1,375,975.313 1,305,584.850 1,277,828.172 1,282,534.621 987,773.886 664,469.782

33

1.40% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Small Company Stock Portfolio – Initial Class(5)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	17.737746 15.176147 10.766 13.597 14.003 13.083 11.99 12.935 10.772 10.00	$ $ $ $ $ $ $ $ $ $	17.651773 17.737746 15.176147 10.766 13.597 14.003 13.083 11.99 12.935 10.772	260,731.000 314,392.000 303,951.342 343,211.608 412,394.391 461,911.435 490,455.380 582,290.495 513,524.112 212,878.654
Special Value Portfolio – Initial Class(1)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	19.605942 17.581567 13.532 16.197 17.848 17.122 16.19 14.185 11.682 12.292	$ $ $ $ $ $ $ $ $ $	20.368642 19.605942 17.581567 13.532 16.197 17.848 17.122 16.19 14.185 11.682	401.626.000 506,367.000 584,529.736 640,576.563 780,572.270 875,018.934 1,025,465.093 1,081,841.670 1,017,390.458 489,733.637
Money Market(1)a	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	1.332390 1.340330 1.350 1.349 1.316 1.259 1.22 1.175 1.132 1.093	$ $ $ $ $ $ $ $ $ $	1.348960 1.332390 1.340330 1.350 1.349 1.316 1.259 1.22 1.175 1.132	9,709,509.000 9,950,977.000 12,496,135.613 19,590,183.341 27,550,593.478 21,172,680.183 18,055,789.503 17,914,765.700 12,049,327.817 10,392,468.634
Stock Index Fund, Inc. – Initial Class(1)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	43.285226 39.671542 31.338 40.930 47.264 52.828 44.42 38.128 26.791 22.172	$ $ $ $ $ $ $ $ $ $	44.692069 43.285226 39.671542 31.338 40.930 47.264 52.828 44.42 35.128 26.791	832,121.000 992,318.000 1,083,074.887 1,179,508.809 1,421,148.337 1,551,436.401 1,484,609.136 1,117,569.153 808,857.987 585,454.420

34

1.40% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Socially Responsible Growth Fund, Inc – Initial Class(3)	2005 2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $ $	26.878966 25.662502 20.651 29.472 38.602 43.996 34.30 26.879 21.221 17.752	$ $ $ $ $ $ $ $ $ $	27.467342 26.878966 25.662502 20.651 29.472 38.602 43.996 34.30 26.879 21.221	360,205.000 424,406.000 492,234.823 568,171.490 734,075.958 801,551.607 590,500.643 346,500.316 230,281.724 103,732.717
Core Bond Portfolio – Initial Class(10)	2005 2004 2003 2002 2001 2000	$ $ $ $ $ $	12.732053 12.350118 11.674 11.095 10.762 10.00	$ $ $ $ $ $	12.813205 12.732053 12.350118 11.674 11.095 10.762	475,413.000 481,190.000 573,680.155 644,648.883 556,924.191 212,811.995
Core Value Portfolio – Initial Class(7)	2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $	12.340986 11.213553 8.854 11.703 12.120 10.967 9.29 10.00	$ $ $ $ $ $ $ $	12.830642 12.340986 11.213553 8.854 11.703 12.120 10.967 9.29	361,172.000 426,284.000 436,891.017 477,982.421 444,555.462 299,289.448 245,134.002 32,398.128
Emerging Leaders Portfolio – Initial Class(11)	2005 2004 2003 2002 2001 2000	$ $ $ $ $ $	16.994593 15.061576 10.346 13.091 12.209 10.00	$ $ $ $ $ $	17.609577 16.994593 15.061576 10.346 13.091 12.209	289,987.000 341,435.000 335,800.551 283,663.454 241,122.589 105,445.462
Founders Discovery Portfolio – Initial Class(11)	2005 2004 2003 2002 2001 2000	$ $ $ $ $ $	5.753754 5.310616 3.954 6.005 7.474 10.00	$ $ $ $ $ $	5.668768 5.753754 5.310616 3.954 6.005 7.474	216,068.000 255,304.000 274,275.385 300,738.364 406,947.457 301,609.940
Founders Growth Portfolio – Initial Class(8)	2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $	7.112878 6.687426 5.189 7.333 9.299 12.632 10.00	$ $ $ $ $ $ $	7.338349 7.112878 6.687426 5.189 7.333 9.299 12.632	278,148.000 327,833.000 358,058.450 392,661.506 544,991.068 576,124.670 101,842.513
Founders International Equity Portfolio – Initial Class(9)	2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $	9.162708 7.563312 5.647 7.860 11.317 13.894 10.00	$ $ $ $ $ $ $	10.283496 9.162708 7.563312 5.647 7.860 11.317 13.894	110,106.000 119,228.000 130,078.541 140,267.929 168,869.454 160,697.091 14,166.033

35

1.40% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
MidCap Stock Portfolio – Initial Class(7)	2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $	13.574236 12.024296 9.256 10.726 11.244 10.529 9.63 10.00	$ $ $ $ $ $ $ $	143615194 13.574236 12.024296 9.256 10.726 11.244 10.529 9.63	487,694.000 569,182.000 621,014.746 629,154.609 606,419.225 418,749.796 321,171.239 221,581.308
Technology Growth Portfolio – Initial Class(9)	2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $	6.437911 6.498373 4.365 7.305 11.078 15.383 10.00	$ $ $ $ $ $ $	6.589565 6.437911 6.498373 4.365 7.305 11.078 15.383	1,627,553.000 2,035,587.000 2,342,020.140 2,513,754.481 3,051,421.844 3,163,994.205 1,272,158.607

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception April 5, 1993.
(3)	Sub-Account inception October 7, 1993.
(4)	Sub-Account inception January 5, 1995.
(5)	Sub-Account inception May 1, 1996.
(6)	Sub-Account inception May 1, 1997.
(7)	Sub-Account inception May 1, 1998.
(8)	Sub-Account inception May 3, 1999.
(9)	Sub-Account inception October 1, 1999.
(10)	Sub-Account inception May 1, 2000.
(11)	Sub-Account inception December 15, 1999.
[a]	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

[THIS SPACE INTENTIONALLY LEFT BLANK]

36

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Money Market Portfolio (the “Money Market Subaccount”). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance. An investment in the Money Market Subaccount is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. Although the subaccount seeks to preserve the value of your investment to $1.00 per share, it is possible to lose money by investing in the subaccount.

Money Market Subaccount. The yield of the Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of an underlying fund subaccount (other than the Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract. To the extent that a premium tax and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the discussion in this Statement of Additional Information.

Based on the method of calculation described in this SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the administrative charges, including an administration charge of $30 per annum adjusted for average account size. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

37

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
Transamerica Equity – Initial Class	8.89%	0.36%	4.98%	May 1, 1998
Appreciation Portfolio – Service Class	-3.70%	-2.44%	97.05%	April 5, 1993
Balanced Portfolio – Service Class	-9.04%	-3.47%	2.70%	May 1, 1997
Developing Leaders Portfolio – Service Class	-2.28%	0.86%	84.71%	January 4, 1993
Disciplined Stock Portfolio – Service Class	-1.62%	-3.43%	5.92%	May 1, 1996
Growth and Income Portfolio – Service Class	-4.59%	-2.68%	48.96%	December 15, 1994
International Equity Portfolio – Service Class	6.69%	1.54%	77.04%	December 15, 1994
International Value Portfolio – Service Class	3.77%	4.81%	6.36%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	-7.41%	1.78%	0.67%	April 30, 1997
Quality Bond Portfolio – Service Class	-5.53%	2.65%	44.89%	January 4, 1993
Small Company Stock Portfolio – Service Class	-6.99%	3.89%	5.83%	May 1, 1996
Special Value Portfolio – Service Class	-2.55%	1.87%	63.03%	January 4, 1993
Stock Index Fund, Inc. – Service Class	-3.39%	-2.23%	96.34%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	-4.45%	-7.88%	51.30%	October 7, 1993
Core Bond Portfolio – Service Class	-5.67%	2.84%	3.92%	May 1, 2000
Core Value Portfolio – Service Class	-2.58%	0.25%	3.15%	May 1, 1998
Emerging Leaders Portfolio – Service Class	-3.08%	6.92%	10.07%	May 1, 2000
Founders Discovery Portfolio – Service Class	-8.06%	-6.54%	-10.78%	May 1, 2000
Founders Growth Portfolio – Service Class	-3.19%	-5.64%	-5.18%	May 3, 1999
Founders International Equity Portfolio – Service Class	6.07%	-2.76%	-0.05%	October 1, 1999
MidCap Stock Portfolio – Service Class	1.05%	4.64%	4.86%	May 1, 1998
Technology Growth Portfolio – Service Class	-4.32%	-11.34%	-7.38%	October 1, 1999

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
Transamerica Equity – Initial Class	9.07%	0.51%	5.14%	May 1, 1998
Appreciation Portfolio – Service Class	-3.55%	-2.29%	8.56%	April 5, 1993
Balanced Portfolio – Service Class	-8.90%	-3.32%	2.85%	May 1, 1997
Developing Leaders Portfolio – Service Class	-2.13%	1.01%	11.69%	January 4, 1993
Disciplined Stock Portfolio – Service Class	-1.47%	-3.28%	6.07%	May 1, 1996
Growth and Income Portfolio – Service Class	-4.44%	-2.53%	8.34%	December 15, 1994
International Equity Portfolio – Service Class	6.87%	1.70%	6.08%	December 15, 1994
International Value Portfolio – Service Class	3.95%	4.97%	6.52%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	-7.26%	1.95%	0.82%	April 30, 1997
Quality Bond Portfolio – Service Class	-5.38%	2.82%	4.93%	January 4, 1993
Small Company Stock Portfolio – Service Class	-6.85%	4.05%	5.99%	May 1, 1996
Special Value Portfolio – Service Class	-2.40%	2.03%	5.55%	January 4, 1993
Stock Index Fund, Inc. – Service Class	-3.23%	-2.08%	8.55%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	-4.30%	-7.74%	6.61%	October 7, 1993
Core Bond Portfolio – Service Class	-5.52%	3.01%	4.08%	May 1, 2000
Core Value Portfolio – Service Class	-2.42%	0.41%	3.30%	May 1, 1998
Emerging Leaders Portfolio – Service Class	-2.92%	7.09%	10.24%	May 1, 2000
Founders Discovery Portfolio – Service Class	-7.91%	-6.39%	-10.64%	May 1, 2000
Founders Growth Portfolio – Service Class	-3.04%	-5.49%	-5.04%	May 3, 1999
Founders International Equity Portfolio – Service Class	6.25%	-2.61%	0.10%	October 1, 1999
MidCap Stock Portfolio – Service Class	1.21%	4.81%	5.02%	May 1, 1998
Technology Growth Portfolio – Service Class	-4.17%	-11.20%	-7.23%	October 1, 1999

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

38

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the contract except surrender charges.

TABLE 2 – A

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
Transamerica Equity – Initial Class	14.88%	1.08%	5.01%	May 1, 1998
Appreciation Portfolio – Service Class	2.63%	-1.63%	97.08%	April 5, 1993
Balanced Portfolio – Service Class	-2.71%	-2.62%	2.73%	May 1, 1997
Developing Leaders Portfolio – Service Class	4.05%	1.57%	84.74%	January 4, 1993
Disciplined Stock Portfolio – Service Class	4.71%	-2.58%	5.95%	May 1, 1996
Growth and Income Portfolio – Service Class	1.74%	-1.86%	48.99%	December 15, 1994
International Equity Portfolio – Service Class	12.82%	2.23%	77.07%	December 15, 1994
International Value Portfolio – Service Class	10.10%	5.30%	6.39%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	-1.08%	2.45%	0.70%	April 30, 1997
Quality Bond Portfolio – Service Class	0.80%	3.27%	44.92%	January 4, 1993
Small Company Stock Portfolio – Service Class	-0.66%	4.43%	5.86%	May 1, 1996
Special Value Portfolio – Service Class	3.78%	2.54%	63.06%	January 4, 1993
Stock Index Fund, Inc. – Service Class	2.94%	-1.42%	96.37%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	1.88%	-6.87%	51.33%	October 7, 1993
Core Bond Portfolio – Service Class	0.66%	3.45%	4.37%	May 1, 2000
Core Value Portfolio – Service Class	3.75%	0.98%	3.18%	May 1, 1998
Emerging Leaders Portfolio – Service Class	3.25%	7.30%	10.22%	May 1, 2000
Founders Discovery Portfolio – Service Class	-1.73%	-5.58%	-9.70%	May 1, 2000
Founders Growth Portfolio – Service Class	3.14%	-4.72%	-4.62%	May 3, 1999
Founders International Equity Portfolio – Service Class	12.25%	-1.93%	0.41%	October 1, 1999
MidCap Stock Portfolio – Service Class	7.38%	5.15%	4.90%	May 1, 1998
Technology Growth Portfolio – Service Class	2.01%	-10.17%	-6.71%	October 1, 1999

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39

TABLE 2 – B

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
Transamerica Equity – Initial Class	15.05%	1.24%	5.17%	May 1, 1998
Appreciation Portfolio – Service Class	2.78%	-1.48%	8.59%	April 5, 1993
Balanced Portfolio – Service Class	-2.57%	-2.48%	2.88%	May 1, 1997
Developing Leaders Portfolio – Service Class	4.21%	1.72%	11.72%	January 4, 1993
Disciplined Stock Portfolio – Service Class	4.86%	-2.44%	6.11%	May 1, 1996
Growth and Income Portfolio – Service Class	1.89%	-1.72%	8.37%	December 15, 1994
International Equity Portfolio – Service Class	12.99%	2.38%	6.11%	December 15, 1994
International Value Portfolio – Service Class	10.26%	5.46%	6.55%	May 1, 1996
Limited Term High Yield Portfolio – Service Class	-0.93%	2.61%	0.85%	April 30, 1997
Quality Bond Portfolio – Service Class	0.95%	3.42%	4.96%	January 4, 1993
Small Company Stock Portfolio – Service Class	-0.52%	4.59%	6.02%	May 1, 1996
Special Value Portfolio – Service Class	3.93%	2.69%	5.58%	January 4, 1993
Stock Index Fund, Inc. – Service Class	3.10%	-1.28%	8.58%	January 4, 1993
Socially Responsible Growth Fund, Inc. – Service Class	2.03%	-6.74%	6.64%	October 7, 1993
Core Bond Portfolio – Service Class	0.81%	3.61%	4.53%	May 1, 2000
Core Value Portfolio – Service Class	3.91%	1.13%	3.33%	May 1, 1998
Emerging Leaders Portfolio – Service Class	3.41%	7.46%	10.38%	May 1, 2000
Founders Discovery Portfolio – Service Class	-1.58%	-5.44%	-9.57%	May 1, 2000
Founders Growth Portfolio – Service Class	3.29%	-4.58%	-4.47%	May 3, 1999
Founders International Equity Portfolio – Service Class	12.41%	-1.79%	0.56%	October 1, 1999
MidCap Stock Portfolio – Service Class	7.54%	5.30%	5.05%	May 1, 1998
Technology Growth Portfolio – Service Class	2.16%	-10.04%	-6.57%	October 1, 1999

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

[THIS SPACE INTENTIONALLY LEFT BLANK]

40

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

Years Ended December 31, 2005, 2004, and 2003

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. With respect to the statutory-basis balance sheet as of December 31, 2004, we did not audit the “separate account assets” and “separate account liabilities” included in the statutory-basis balance sheets of the Company. The separate account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the separate accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Financial Life Insurance Company changed its accounting for derivative instruments. Also as discussed in Note 2 to the financial statements, 2005 Transamerica Financial Life Insurance Company changed its accounting for investments in subsidiary, controlled, and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

February 17, 2006

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2005	2004
Admitted assets
Cash and invested assets:
Bonds	$6,676,470	$6,689,617
Preferred stocks	5,318	5,318
Common stocks:
Affiliated entities (cost: 2005 - $685; 2004 - $529)	830	529
Unaffiliated (cost: 2005 - $68,912; 2004 - $28,990)	83,015	40,332
Mortgage loans on real estate	787,729	623,124
Policy loans	43,836	42,105
Receivable for securities	1,339	–
Cash and short-term investments	161,703	301,157
Other invested assets	34,448	39,025

Total cash and invested assets	7,794,688	7,741,207
Premiums deferred and uncollected	113,405	122,326
Accrued investment income	88,863	92,182
Federal and foreign income tax recoverable	7,358	12,989
Net deferred income tax asset	19,209	19,984
Reinsurance receivable	30,534	48,737
Other admitted assets	47,607	61,032
Separate account assets	8,410,849	7,691,859

Total admitted assets	$16,512,513	$15,790,316

	December 31
	2005	2004
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$855,900	$822,348
Annuity	5,715,721	5,764,854
Accident and health	26,190	26,683
Policy and contract claim reserves:
Life	88,384	85,415
Accident and health	13,366	14,490
Liability for deposit-type contracts	271,836	203,259
Other policyholders’ funds	945	901
Transfers to (from) separate accounts due or accrued	3,037	(1,295)
Remittances and items not allocated	113,427	77,806
Asset valuation reserve	79,968	67,682
Interest maintenance reserve	57,374	67,324
Funds held under coinsurance and other reinsurance treaties	29,469	27,986
Reinsurance in unauthorized companies	4,510	8,680
Commissions and expense allowances payable on reinsurance assumed	14,775	12,893
Payable for securities	886	113,727
Payable to affiliates	10,584	92,878
Provision for experience rating refunds	—	75
Other liabilities	14,882	24,308
Separate account liabilities	8,409,163	7,689,603

Total liabilities	15,710,417	15,099,617
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	600,100	600,100
Special surplus	3,526	2,794
Unassigned surplus	195,970	85,305

Total capital and surplus	802,096	690,699

Total liabilities and capital and surplus	$16,512,513	$15,790,316

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$249,826	$297,947	$224,098
Annuity	2,213,609	1,783,627	1,441,336
Accident and health	58,083	56,235	46,013
Net investment income	420,913	418,428	410,239
Amortization of interest maintenance reserve	14,342	13,484	11,625
Commissions and expense allowances on reinsurance ceded	113,924	58,367	40,759
Income from fees associated with investment management, administration and contract guarantees for separate accounts	59,950	57,170	51,290
Reinsurance reserve adjustment	(8,546)	133,178	—
Other income	5,755	4,297	83

	3,127,856	2,822,733	2,225,443
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	223,756	225,026	184,284
Surrender benefits	2,052,174	1,867,950	1,347,448
Other benefits	74,894	65,621	64,758
Increase (decrease) in aggregate reserves for policies and contracts:
Life	33,552	187,615	13,673
Annuity	(49,133)	36,907	246,082
Accident and health	(493)	(1,703)	5,004

	2,334,750	2,381,416	1,861,249
Insurance expenses:
Commissions	169,842	102,296	104,386
General insurance expenses	88,317	89,254	103,761
Taxes, licenses and fees	227	4,628	4,860
Net transfers to separate accounts	396,035	89,466	34,601
Other expenses	(11,653)	29,580	16,757

	642,768	315,224	264,365

Total benefits and expenses	2,977,518	2,696,640	2,125,614

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	150,338	126,093	99,829
Dividends to policyholders	104	2	1

Gain from operations before federal income tax expense and net realized capital losses on investments	150,234	126,091	99,828
Federal income tax expense	31,920	16,249	5,465

Gain from operations before net realized capital losses on investments	118,314	109,842	94,363
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(1,608)	(30,520)	(16,419)

Net income	$116,706	$79,322	$77,944

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2003	$2,058	$442	$600,100	$2,226	$8,614	$613,440
Net income	—	—	—	321	77,623	77,944
Change in unrealized capital gains/losses	—	—	—	—	19,293	19,293
Change in nonadmitted assets	—	—	—	—	(14,190)	(14,190)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,738)	(1,738)
Change in net deferred income tax asset	—	—	—	—	(31,063)	(31,063)
Change in asset valuation reserve	—	—	—	—	(30,691)	(30,691)
Net change in surplus in separate accounts	—	—	—	—	(4,053)	(4,053)
Reinsurance transaction	—	—	—	—	(2,621)	(2,621)

Balance at December 31, 2003	2,058	442	600,100	2,547	21,174	626,321
Net income	—	—	—	247	79,075	79,322
Change in nonadmitted assets	—	—	—	—	(5,821)	(5,821)
Change in unrealized capital gains/losses	—	—	—	—	9,073	9,073
Change in liability for reinsurance in unauthorized companies	—	—	—	—	202	202
Change in asset valuation reserve	—	—	—	—	(12,493)	(12,493)
Change in net deferred income tax asset	—	—	—	—	(6,924)	(6,924)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Net change in surplus in separate account	—	—	—	—	2,817	2,817
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	822	—	—	822

Balance at December 31, 2004	$2,058	$442	$600,922	$2,794	$84,483	$690,699

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,058	$442	$600,922	$2,794	$84,483	$690,699
Net income	—	—	—	732	115,974	116,706
Change in nonadmitted assets	—	—	—	—	43,676	43,676
Change in unrealized capital gains/losses	—	—	—	—	(5,505)	(5,505)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	4,170	4,170
Change in asset valuation reserve	—	—	—	—	(12,286)	(12,286)
Change in net deferred income tax asset	—	—	—	—	(28,493)	(28,493)
Reinsurance transactions	—	—	—	—	(2,620)	(2,620)
Dividend to stockholder	—	—	—	—	(5,000)	(5,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	749	—	—	749

Balance at December 31, 2005	$2,058	$442	$601,671	$3,526	$194,399	$802,096

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Operating activities
Premiums collected, net of reinsurance	$2,535,755	$2,104,038	$1,695,315
Net investment income	445,613	439,891	434,201
Miscellaneous income	168,131	111,931	93,575
Benefit and loss related payments	(2,303,367)	(2,134,730)	(1,603,964)
Net transfers from separate account	(391,702)	(73,106)	(33,094)
Commissions, expenses paid and aggregate write-ins for deductions	(249,330)	(232,188)	(333,179)
Dividends paid to policyholders	(104)	(2)	(4)
Federal and foreign income taxes paid	(30,924)	(27,108)	(13,951)

Net cash provided by operating activities	174,072	188,726	238,899
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	3,235,404	3,747,320	6,201,778
Stocks	59,140	19,478	30,159
Mortgage loans	123,334	156,600	32,160
Real estate	—	—	330
Other invested assets	10,162	14,770	4,651
Miscellaneous proceeds	1,138	142,082	57,626

Total investment proceeds	3,429,178	4,080,250	6,326,704
Cost of investments acquired:
Bonds	(3,240,283)	(4,056,614)	(6,330,353)
Stocks	(92,910)	(20,585)	(22,128)
Mortgage loans	(288,647)	(160,660)	(199,292)
Other invested assets	(11,942)	(8,489)	(16,810)
Miscellaneous applications	(121,609)	(28,103)	(83,771)

Total cost of investments acquired	(3,755,391)	(4,274,451)	(6,652,354)
Net (increase) decrease in policy loans	(1,732)	527	(2,723)

Net cost of investments acquired	(3,757,123)	(4,273,924)	(6,655,077)

Net cash used in investing activities	(327,945)	(193,674)	(328,373)

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Financing and miscellaneous activities
Net deposits on deposit-type contracts and other insurance liabilities	$56,797	$103,496	$(133,305)
Dividends to stockholders	(5,000)	—	—
Other cash provided (used)	(37,378)	37,590	27,991

Net cash provided by (used in) financing and miscellaneous activities	14,419	141,086	(105,314)

Net increase (decrease) in cash and short-term investments	(139,454)	136,138	(194,788)
Cash and short-term investments:
Beginning of year	301,157	165,019	359,807

End of year	$161,703	$301,157	$165,019

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, Inc. (AEGON) and minority owned by Transamerica Occidental Life Insurance Company (TOLIC). Both AEGON and TOLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On April 1, 2003, the Company was formed through the completion of a statutory merger between AUSA Life Insurance Company and Transamerica Life Insurance Company of New York, affiliated companies. The accompanying financial statements for periods prior to the merger have been restated in conformity with Statement of Statutory Accounting Principles (SSAP) No. 68. As such, this statutory merger was accounted for in a manner similar to the pooling of interest method of accounting and, accordingly, the historical book values of both entities were carried forward to the Company. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred prior to April 1, 2003, nor is it necessarily indicative of future results.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non- admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is non admitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is subject to an assessment for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6 which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned surplus along with an adjustment for federal income taxes.

At December 31, 2005, common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity.

At December 31, 2004, the Company’s noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity adjusted to a statutory basis plus the admitted portion of goodwill. All other noninsurance subsidiaries are accounted for based on GAAP equity.

The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances and other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee. The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2005, 2004 and 2003.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004, the Company excluded investment income due and accrued of $346 and $154, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. The Company had no outstanding dollar reverse repurchase agreements as of December 31, 2005.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract. For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Options are marked to fair value in the balance sheet and the fair value adjustment is recorded in the statement of operations. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financials statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying amount of derivative instruments is included in other invested assets on the balance sheet. As of December 31, 2005 and 2004, derivatives in the amount of $3,142 and $6,652, respectively, were reflected in other invested assets.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by the Department of Insurance of the State of New York.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0% to 6.0% and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5% to 8.25% and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-tem bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at market value. With the exception of some guaranteed separate accounts, the investment risks associated with market value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 3% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $1,594,964, $1,232,466, and $999,208 in 2005, 2004, and 2003, respectively. In addition, the Company received $59,950, $57,170, and $51,290, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $587 and $822 for the year ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to capital and surplus for the tax affected portion of the income tax expense recorded for these plans over and above the amount reflected in the statement of operations in the amount of $162 and $0, for years ended December 31, 2005 and 2004, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses through unassigned surplus. This change in accounting principle had a net zero impact on unassigned surplus as of January 1, 2003.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

2. Accounting Changes (continued)

applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values of unaffiliated common stock are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps and credit swaps: Estimated fair values of interest rate swaps and credit swaps are based on the pricing models or formulas using current assumptions.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$161,703	$161,703	$301,157	$301,157
Bonds	6,676,470	6,714,585	6,689,617	6,903,234
Preferred stocks	5,318	5,972	5,318	6,339
Common stocks, unaffiliated	83,015	83,015	40,332	40,332
Mortgage loans on real estate	787,729	815,648	623,124	664,596
Policy loans	43,836	43,836	42,105	42,105
Interest rate swaps	3,142	(2,279)	6,652	5,194
Credit default swaps	—	118	—	148
Separate account assets	8,410,849	8,406,644	7,691,859	7,699,891
Liabilities
Investment contract liabilities	5,742,922	5,636,246	5,736,925	5,660,293
Separate account annuity liabilities	8,239,242	8,215,877	7,554,758	7,550,836

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$182,618	$2,893	$774	$1,116	$183,621
State, municipal and other government	179,945	15,948	3,446	305	192,142
Public utilities	560,805	16,091	2,357	3,503	571,036
Industrial and miscellaneous	3,869,758	89,228	20,189	29,052	3,909,745
Mortgage-backed and asset-backed securities	1,883,344	10,555	19,724	16,134	1,858,041

	6,676,470	134,715	46,490	50,110	6,714,585
Redeemable preferred stocks	5,318	707	53	—	5,972

	$6,681,788	$135,422	$46,543	$50,110	$6,720,557

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$190,905	$2,853	$469	$490	$192,799
State, municipal and other government	195,084	15,270	1,413	3,165	205,776
Public utilities	559,145	31,717	509	809	589,544
Industrial and miscellaneous	4,001,349	182,288	3,327	11,273	4,169,037
Mortgage-backed and asset-backed securities	1,743,134	23,969	14,178	6,847	1,746,078

	6,689,617	256,097	19,896	22,584	6,903,234
Redeemable preferred stocks	5,318	1,024	—	3	6,339

	$6,694,935	$257,121	$19,896	$22,587	$6,909,573

At December 31, 2005, the Company held bonds with a carrying value of $6,644 and amortized cost of $9,283 that have an NAIC rating of 6 which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

At December 31, 2005, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 211 securities with a carrying value of $1,003,665 and an unrealized loss of $46,543 with an average price of 95.4 (NAIC market value/amortized cost). Of this portfolio, 92.25% was investment grade with associated unrealized losses of $32,833.

At December 31, 2005, for securities that have been in an unrealized loss position for less than twelve months, the Company held 536 securities with a carrying value of $2,729,270 and an unrealized loss of $50,110 with an average price of 98.2 (NAIC market value/amortized cost). Of this portfolio, 94.1% was investment grade with associated unrealized losses of $43,549.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally, financial condition, near-term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored.

The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2005
Bonds:
United States Government and agencies	$17,841	$92,821	$110,662
State, municipal and other government	8,494	26,975	35,469
Public utilities	58,904	209,406	268,310
Industrial and miscellaneous	513,592	1,368,194	1,881,786
Mortgage and other asset-backed securities	357,233	981,764	1,338,997

	956,064	2,679,160	3,635,224
Redeemable preferred stocks	1,058	—	1,058

	$957,122	$2,679,160	$3,636,282

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2004
Bonds:
United States Government and agencies	$16,139	$74,448	$90,587
State, municipal and other government	13,585	14,280	27,865
Public utilities	20,669	50,450	71,119
Industrial and miscellaneous	87,318	715,974	803,292
Mortgage and other asset-backed securities	126,185	696,886	823,071

	263,896	1,552,038	1,815,934
Redeemable preferred stocks	—	1,109	1,109

	$263,896	$1,553,147	$1,817,043

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$535,596	$536,942
Due after one year through five years	2,278,938	2,285,491
Due after five years through ten years	1,314,400	1,315,823
Due after ten years	664,192	718,288

	4,793,126	4,856,544
Mortgage-backed and asset-backed securities	1,883,344	1,858,041

	$6,676,470	$6,714,585

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Income on bonds and notes	$375,439	$368,224	$377,770
Mortgage loans on real estate	44,412	45,108	37,264
Real estate	—	—	(35)
Dividends on common and preferred stocks	630	622	546
Interest on policy loans	2,668	2,607	1,546
Derivative instruments	7,643	13,795	7,942
Other	9,723	3,650	(50)

Gross investment income	440,515	434,006	424,983
Less investment expenses	19,602	15,578	14,744

Net investment income	$420,913	$418,428	$410,239

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$3,235,404	$3,747,320	$6,201,778

Gross realized gains	$28,637	$40,825	$133,470
Gross realized losses	(24,203)	(33,904)	(45,314)

Net realized gains	$4,434	$6,921	$88,156

Gross realized losses include $3,842, $10,774, and $17,443 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2005, 2004 and 2003, respectively.

At December 31, 2005, investments with an aggregate carrying amount of $3,499 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2005	2004	2003
Bonds	$4,434	$6,921	$88,156
Common stocks	6,257	2,395	4,653
Preferred stocks	50	49	(244)
Cash and short-term investments	—	—	(1)
Mortgage loans on real estate	2,460	—	—
Real estate	—	—	91
Derivative instruments	(6,760)	(28,525)	(44,359)
Other invested assets	1,138	1,412	1,319

	7,579	(17,748)	49,615
Federal income tax effect	(4,795)	(4,753)	(3,097)
Transfer to interest maintenance reserve	(4,392)	(8,019)	(62,935)

Net realized capital losses on investments	$(1,608)	$(30,520)	$(16,419)

	Changes in Unrealized
	Year Ended December 31
	2005	2004	2003
Bonds	$(1,717)	$(484)	$13,413
Preferred stocks	—	—	324
Common stocks	2,906	3,477	5,738
Mortgage loans on real estate	—	—	(422)
Derivative instruments	(3,970)	9,170	6
Other invested assets	(2,724)	(3,090)	234

Change in unrealized capital gains/losses	$(5,505)	$9,073	$19,293

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2005	2004
Unrealized gains	$14,781	$11,361
Unrealized losses	(533)	(19)

Net unrealized gains	$14,248	$11,342

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2005, the Company issued mortgage loans with interest rates ranging from 4.66% to 7.23%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 82%. The Company has a mortgage or deed of trust on the property thereby creating a lien, which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2005, the Company had no mortgage loans with interest more than 180 days overdue.

The recorded investment in restructured securities as of December 31, 2005 and 2004 was $1,417 and $1,752, respectively. There were no capital losses taken as a direct result of restructures in 2005 and 2004. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

There were no investments in loans for which an impairment has been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring, as of December 31, 2005 and 2004. There were no commitments to lend additional funds to debtors owing receivables whose terms have been modified in a troubled debt restructuring for either 2005 or 2004.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004	2003
Balance at beginning of period	$—	$850	$—
Additions, net charged to operations	400	—	850
Reduction due to write-downs charged against the allowance	400	—	—
Recoveries in amounts previously charged off	—	850	—

Balance at end of period	$—	$—	$850

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

During 2005, 2004, and 2003, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $5,775 and $5,920, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31,
	2005	2004
Mountain	22%	15%
Pacific	21	21
South Atlantic	20	26
E. North Central	14	17
Mid-Atlantic	9	10
W. South Central	7	7
W. North Central	3	—
New England	2	3
E. South Central	2	1

Property Type Distribution

	December 31,
	2005	2004
Industrial	32%	28%
Office	23	29
Retail	20	19
Apartment	8	6
Agricultural	6	8
Medical	6	6
Other	5	4

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $22,557 and $16,273, respectively, and credit default swaps with a fair value of $118 and $148, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to replication transactions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $6,132.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $8,412.

For the years ended December 31, 2005 and 2004, the Company recorded unrealized gains (losses) of $5,208 and $(445), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus.

The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2005	2004
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$694,500	$637,400
Receive floating– pay fixed	126,495	83,724

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Investments (continued)

Beginning in 2003, the Company utilized futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $9,313, $38,933, and $42,371 for the years ending December 31, 2005, 2004, and 2003, respectively.

Open futures contracts at December 31, 2005, and 2004, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2005:
440	S&P Futures	$140,277	$138,028
December 31, 2004:
720	S&P Futures	$214,597	$218,466

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$2,347,306	$1,909,566	$1,555,246
Reinsurance assumed	829,457	553,981	516,747
Reinsurance ceded	(655,245)	(325,738)	(360,546)

Net premiums earned	$2,521,518	$2,137,809	$1,711,447

Premiums ceded to affiliates for the years ended December 31, 2005, 2004 and 2003 were $419,882, $85,088, and $59,381, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2005 and 2004 of $602,620 and $252,957, respectively.

The Company received reinsurance recoveries in the amounts of $308,910, $232,177, and $273,067 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $50,331 and $46,426, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded December 31, 2005 and 2004 of $874,328 and $521,527, respectively.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. During 2005, 2004 and 2003, the Company has amortized $995, $996 and $996, respectively, into earnings with a corresponding charge to unassigned surplus.

During 2005, the Company executed novation agreements associated with 18 reinsurance treaties from an affiliated entity, Transamerica International Re (Bermuda) Ltd. As a result of the novations, $181,147 of statutory reserves was assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to Transamerica International Re (Bermuda) Ltd. These transactions occurred with no gain or loss in the statement of operations or capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Reinsurance (continued)

Effective December 31, 2004, the Company executed a novation agreement related to six reinsurance treaties from TIRE. As a result of this novation, $15,922 of statutory reserves were assumed. Subsequently, the Company entered into a reinsurance agreement to cede these risks back to TIRE. Both transactions occurred with no gain or loss in the statement of operations or capital and surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization was $1,433 during 2005, 2004 and 2003. The remaining goodwill balance has been non-admitted at December 31, 2005 and 2004.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625 into earnings during 2005, 2004, and 2003 with a corresponding charge to unassigned surplus.

During 2004, the Company reclassified a universal life reinsurance contract that was previously treated as a funds withheld treaty to a modified coinsurance treaty. This change resulted in $133,178 being reclassified in the 2004 balance sheet and statement of operations. The balance sheet reclassification moved the related liability from funds held under coinsurance and other reinsurance treaties to aggregate reserves for policies and contracts. In the statement of operations, this change increased the reinsurance reserve adjustment with an offsetting amount impacting the increase (decrease) in aggregate reserves for policies and contracts. The transaction did not have any income or capital and surplus impacts.

6. Income Taxes

The components of the net deferred income tax asset are comprised of the following:

	December 31
	2005	2004
Deferred tax components:
Gross deferred income tax assets	$85,649	$89,657
Gross deferred income tax liabilities	(37,244)	(12,759)
Deferred income tax assets nonadmitted	(29,196)	(56,914)

Net deferred income tax asset	$19,209	$19,984

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The components of deferred taxes amounts are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Nonadmitted assets	$12,827	$19,563
Deferred acquisition costs	19,086	22,530
Reserves	31,521	24,037
§197 intangible amortization	11,536	15,410
Unrealized capital losses	7,145	6,145
Other	3,534	1,972

Total deferred income tax assets	$85,649	$89,657

Deferred income tax assets - nonadmitted	$29,196	$56,914

Deferred income tax liabilities:
Section 807(f) adjustments	$3,852	$440
Reinsurance transactions	2,508	3,010
Unrealized capital gains	26,149	8,691
Derivatives	3,142	—
Other	1,593	618

Total deferred income tax liabilities	$37,244	$12,759

The change in net deferred income tax assets and deferred income tax assets nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$(28,493)	$(6,924)	$(31,063)
Change in deferred income tax assets – nonadmitted	(27,718)	(2,428)	(13,144)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax expense (benefit) computed at the federal statutory rate (35%)	$52,582	$44,132	$34,940
§197 intangibles	(3,875)	(3,875)	(3,875)
Amortization of IMR	(5,020)	(4,719)	(4,069)
Deferred acquisition costs – tax basis	(1,804)	68	(3,253)
Dividends received deduction	(3,191)	(3,147)	(3,265)
Investment income items	(2,900)	(12,966)	(15,651)
Low income housing credits	(1,730)	(1,723)	(1,572)
Prior year over accrual	(3,446)	(4,486)	(2,000)
Reinsurance transactions	(917)	(917)	(917)
Tax reserve valuation	3,209	3,219	1,771
All other adjustments	(988)	663	3,356

Federal income tax expense	$31,920	$16,249	$5,465

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carry forwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Income taxes incurred during 2005, 2004 and 2003 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $282,388, $280,054, and $199,850, respectively.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as “the policyholders’ surplus account”. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. During 2005, the Company made a distribution from the policyholder surplus account which reduced its balance at December 31, 2005 to $0 ($2,427 at December 31, 2004).

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Income Taxes (continued)

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2003 is complete and an examination is underway for 2004. The Company believes the ultimate settlement of open tax years will not be material to the Company’s financial position.

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,160,651	9%	$1,168,413	9%
Subject to discretionary withdrawal at book value less surrender charge	1,163,511	8	1,374,814	10
Subject to discretionary withdrawal at market value	4,510,614	32	4,440,258	33
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	3,332,976	23	3,135,346	23
Not subject to discretionary withdrawal	4,069,340	28	3,414,285	25

	14,237,092	100%	13,533,116	100%

Less reinsurance ceded	1,610		1,541

Net policy reserves on annuities and deposit fund liabilities	$14,235,482		$13,531,575

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 is as follows:

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$944,357	$650,588	$1,594,945

Reserves at December 31, 2005 for separate accounts with assets at:
Fair value	$2,167,693	$4,263,252	$6,430,945
Amortized cost	1,842,561	—	1,842,561

Total	$4,010,254	$4,263,252	$8,273,506

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$307,854	$—	$307,854
At book value without market value adjustment and with current surrender charge of 5% or more	75,734	—	75,734
At fair value	281,625	4,263,252	4,544,877
At book value without market value adjustment and with current surrender charge of less than 5%	103,895	—	103,895

Subtotal	769,108	4,263,252	5,032,360
Not subject to discretionary withdrawal	3,241,145	—	3,241,145

Total separate account liabilities at December 31, 2005	$4,010,254	$4,263,252	$8,273,505

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

	Non-indexed Guaranteed Less than 4%	Non-guaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2004	$501,942	$726,092	$1,228,034

Reserves at December 31, 2004 for separate accounts with assets at:
Fair value	$2,166,032	$4,234,565	$6,400,597
Amortized cost	1,180,553	—	1,180,553

Total	$3,346,585	$4,234,565	$7,581,150

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$325,476	$—	$325,476
At book value without market value adjustment and with current surrender charge of 5% or more	129,145	—	129,145
At fair value	230,742	4,234,564	4,465,306
At book value without market value adjustment and with current surrender charge of less than 5%	64,185	—	64,185

Subtotal	749,547	4,234,564	4,984,111
Not subject to discretionary withdrawal	2,597,039	—	2,597,039

Total separate account liabilities at December 31, 2004	$3,346,585	$4,234,564	$7,581,150

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$1,594,964	$1,232,466	$999,208
Transfers from separate accounts	(1,198,946)	(1,143,832)	(965,369)

Net transfers to separate accounts	396,018	88,634	33,839
Other adjustments	17	832	762

Net transfers as set forth herein	$396,035	$89,466	$34,601

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005	Guaranteed Minimum Withdrawal Benefit	$11,702,976	$59,582	$—
2004	Guaranteed Minimum Withdrawal Benefit	$11,429,295	$34,897	$—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2005 and 2004, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005	Guaranteed Minimum Death Benefit	$1,969,639	$5,211	$1,610
2004	Guaranteed Minimum Death Benefit	$2,009,240	$5,732	$1,541

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,305	$709	$2,596
Ordinary direct renewal business	169,448	1,210	168,238
Group life direct business	425	162	263
Reinsurance ceded	(59,264)	—	(59,264)

	113,914	2,081	111,833
Accident and health:
Direct	2,682	—	2,682
Reinsurance ceded	(1,110)	—	(1,110)

Total accident and health	1,572	—	1,572

	$115,486	$2,081	$113,405

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$2,004	$664	$1,340
Ordinary direct renewal business	141,521	1,677	139,844
Group life direct business	523	201	322
Credit life	130	—	130
Reinsurance ceded	(20,878)	—	(20,878)

Total life and annuity	123,300	2,542	120,758
Accident and health:
Direct	3,996	—	3,996
Reinsurance ceded	(2,428)	—	(2,428)

Total accident and health	1,568	—	1,568

	$124,868	$2,542	$122,326

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had insurance in force aggregating $101,727,869 and $51,982,204, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $111,615 and $53,228 to cover these deficiencies at December 31, 2005 and 2004, respectively.

8. Capital and Surplus

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without prior regulatory approval, is $79,960.

The Company held special surplus funds in the amount of $2,006 and $1,274, as of December 31, 2005 and 2004, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities. The Company also held special surplus funds in the amount of $1,520 as of December 31, 2005 and 2004, which was segregated for additional group life contingencies.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

9. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned securities as of the transaction date. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, respectively, securities in the amount of $460,202 and $541,503 were on loan under security lending agreements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2005, 2004, and 2003 was $6, $14 and $11, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $5, $10 and $7 were allocated for the years ended December 31, 2005, 2004 and 2003, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2005, 2004, and 2003.

11. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2005, 2004, and 2003, the Company paid $22,416, $20,517, and $11,648, respectively, for these services, which approximates their costs to the affiliates.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $688, $210, and $281, respectively, to affiliates. At December 31, 2005 and 2004, the Company reported payables due to parent, subsidiary and affiliated companies of $10,584 and $92,878, respectively.

No capital contributions were received in 2003, 2004 and 2005.

On October 13, 2005, the Company paid a common stock dividend of $4,370 and $630 to its Parent Companies, AEGON USA, Inc. and Transamerica Occidental Life Insurance Company, respectively. The Company did not pay a common stock dividend to its Parent Companies in 2004.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

12. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2005 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain
Bonds:
NAIC 3	1	$1,990	$2,210	$190
Preferred Stock:
NAIC P3	1	$80	$81	$1

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $109,585 and $92,144 at December 31, 2005 and 2004, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2005 and 2004 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $13,413 and $18,207 at December 31, 2005 and 2004, respectively, for joint ventures, partnerships and limited liability companies.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2005, the Company has pledged invested assets with a carrying value and market value of $25,130 and $25,772, respectively, in conjunction with these transactions.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies (continued)

At December 31, 2005 and 2004, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $(966) and $111,483, respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund credit was $(672), $(498), and $(469), for the years ended December 31, 2005, 2004, and 2003, respectively.

14. Managing General Agents

For the year ended December 31, 2005, the Company had $30,453 of direct premiums written by The Vanguard Group, Inc. For the years ending December 31, 2004 and 2003, the Company had $38,182 and $22,609, respectively, of direct premiums written by managing general agents.

15. September 11 Events

The Company’s gross exposure from the events of September 11, 2001, is $52,090, of which $38,541 is covered by reinsurance resulting in a net exposure of $13,549.

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$182,652	$183,657	$182,652
States, municipalities and political subdivisions	169,034	166,768	169,034
Foreign governments	144,896	156,964	144,896
Public utilities	560,805	571,036	560,805
All other corporate bonds	5,619,083	5,636,160	5,619,083
Preferred stock	5,318	5,972	5,318

Total fixed maturities	6,681,788	6,720,557	6,681,788
Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous and all other	68,912	83,015	83,015

Total equity securities	68,912	83,015	83,015
Mortgage loans on real estate	787,729		787,729
Policy loans	43,836		43,836
Other invested assets	34,448		34,448
Cash and short-term investments	161,703		161,703

Total investments	$7,778,426		$7,792,529

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2005
Individual life	$846,139	$—	$87,428	$239,326	$56,163	$237,642	$146,236
Individual health	15,348	3,967	8,489	32,907	1,695	21,073	12,815	$32,916
Group life and health	15,357	1,279	5,366	35,676	1,280	21,698	6,716	35,746
Annuity	5,715,721	—	467	2,213,609	361,775	2,054,337	477,001

	$6,592,565	$5,246	$101,750	$2,521,518	$420,913	$2,334,750	$642,768

Year ended December 31, 2004
Individual life	$815,657	$—	$84,891	$289,398	$49,571	$393,021	$123,577
Individual health	14,727	4,079	9,324	30,820	1,773	19,969	11,534	$30,995
Group life and health	13,184	1,384	5,690	33,964	1,255	21,716	9,012	33,993
Annuity	5,764,854	—	—	1,783,627	365,829	1,946,710	171,101

	$6,608,422	$5,463	$99,905	$2,137,809	$418,428	$2,381,416	$315,224

Year ended December 31, 2003
Individual life	$630,209	$—	$45,263	$217,664	$42,546	$173,809	$99,941
Individual health	15,995	3,912	9,006	31,377	1,702	24,606	13,379	$31,647
Group life and health	11,676	1,326	7,103	21,070	879	22,602	15,640	30,061
Annuity	5,727,948	—	—	1,441,336	365,112	1,640,232	135,405

	$6,385,828	$5,238	$61,372	$1,711,447	$410,239	$1,861,249	$264,365

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$9,365,627	$191,301,724	$266,564,177	$84,628,080	315%

Premiums:
Individual life	$87,356	$652,454	$804,424	$239,326	336%
Individual health	32,916	303	294	32,907	1
Group life and health	35,746	1,880	1,810	35,676	5
Annuity	2,191,288	608	22,929	2,213,609	1

	$2,347,306	$655,245	$829,457	$2,521,518	33%

Year ended December 31, 2004
Life insurance in force	$8,093,493	$147,862,825	$223,766,784	$83,997,452	266%

Premiums:
Individual life	$82,019	$314,064	$521,443	$289,398	180%
Individual health	30,994	510	336	30,820	1
Group life and health	33,993	10,492	10,463	33,964	31
Annuity	1,762,560	672	21,739	1,783,627	1

	$1,909,566	$325,738	$553,981	$2,137,809	26%

Year ended December 31, 2003
Life insurance in force	$7,018,269	$132,228,007	$207,421,430	$82,211,692	252%

Premiums:
Individual life	$64,857	$296,361	$449,168	$217,664	206%
Individual health	31,647	659	389	31,377	1
Group life and health	30,061	62,482	53,491	21,070	254
Annuity	1,428,681	1,044	13,699	1,441,336	1

	$1,555,246	$360,546	$516,747	$1,711,447	30%

FINANCIAL STATEMENTS

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Year Ended December 31, 2005

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Dreyfus/Transamerica Triple Advantage Variable Annuity

Transamerica Occidental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account VA-2L of Transamerica Occidental Life Insurance Company (comprised of the Money Market, Balanced, Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Limited Term High Yield, Quality Bond, Developing Leaders, Small Company Stock, Special Value, Dreyfus Stock Index, The Dreyfus Socially Responsible Growth, Core Bond, Core Value, Emerging Leaders, Founders Discovery, Founders Growth, Founders International Equity, MidCap Stock, Technology Growth, and Transamerica Equity subaccounts), which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

1

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Separate Account VA-2L of Transamerica Occidental Life Insurance Company which are available for investment by contract owners of the Dreyfus/Transamerica Triple Advantage Variable Annuity at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Assets
Investment in securities:
Number of shares - Initial	13,094,962.410	546,099.474	1,480,216.769	839,125.538

Cost	$13,094,962	$7,615,891	$17,066,396	$31,524,863

Number of shares - Service	—	22,001.372	597,970.291	24,637.890

Cost	$—	$279,448	$6,876,805	$746,860

Investments in mutual funds, at net asset value	$13,094,962	$8,509,270	$23,424,011	$37,959,954
Receivable for units sold	42	17	3	86

Total assets	13,095,004	8,509,287	23,424,014	37,960,040

Liabilities
Payable for units redeemed	—	—	—	—

	$13,095,004	$8,509,287	$23,424,014	$37,960,040

Net Assets:
Deferred annuity contracts terminable by owners	$13,095,004	$8,509,287	$23,424,014	$37,960,040

Total net assets	$13,095,004	$8,509,287	$23,424,014	$37,960,040

See accompanying notes.

2

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	9,704,509	401,626	814,273	383,946

M&E - 1.45%	4,021	—	—	—

Accumulation unit value - initial
M&E - 1.30%	$1.002764	—	—	—

M&E - 1.40%	$1.348960	$20.368642	$20.505219	$96.076039

M&E - 1.45%	$0.997350	—	—	—

Accumulation units outstanding - service
M&E - 1.30%	—	32,473	148,607	—

M&E - 1.40%	—	12,213	317,332	10,593

M&E - 1.45%	—	32,697	122,776	61,708

Accumulation unit value - service
M&E - 1.30%	$0.000000	$1.247104	$1.109887	$1.109241

M&E - 1.40%	$0.000000	$20.278250	$20.252291	$94.774944

M&E - 1.45%	$0.000000	$1.240351	$1.103888	$1.103236

See accompanying notes.

3

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,281,203.570	1,054,441.854	395,021.904	215,479.750

Cost	$42,553,011	$23,088,187	$6,117,541	$2,860,356

Number of shares - Service	130,811.072	58,886.836	26,939.084	41,904.515

Cost	$4,115,423	$1,123,546	$335,134	$501,020

Investments in mutual funds, at net asset value	$52,375,009	$24,293,421	$6,923,841	$4,500,813
Receivable for units sold	—	20	—	4

Total assets	52,375,009	24,293,441	6,923,841	4,500,817

Liabilities
Payable for units redeemed	—	—	1	—

	$52,375,009	$24,293,441	$6,923,840	$4,500,817

Net Assets:
Deferred annuity contracts terminable by owners	$52,375,009	$24,293,441	$6,923,840	$4,500,817

Total net assets	$52,375,009	$24,293,441	$6,923,840	$4,500,817

See accompanying notes.

4

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,334,008	780,535	276,845	205,427

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	$35.641053	$29.477130	$23.414907	$18.345912

M&E - 1.45%	—	—	—	—

Accumulation units outstanding - service
M&E - 1.30%	320,448	9,801	1,678	21,681

M&E - 1.40%	118,577	42,993	18,646	33,424

M&E - 1.45%	302,059	19,853	5,245	64,280

Accumulation unit value - service
M&E - 1.30%	$1.061961	$1.050136	$1.564621	$1.406073

M&E - 1.40%	$35.168825	$29.178756	$23.101628	$18.300986

M&E - 1.45%	$1.056224	$1.044440	$1.556126	$1.398470

See accompanying notes.

5

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Disciplined Stock Subaccount	Small Company Stock Subaccount	Limited Term High Yield Subaccount	Balanced Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,121,659.750	211,409.098	568,677.357	863,454.961

Cost	$25,235,406	$3,905,731	$3,729,962	$12,457,402

Number of shares - Service	56,157.475	10,293.824	98,601.294	86,417.579

Cost	$1,049,461	$176,012	$605,546	$1,075,213

Investments in mutual funds, at net asset value	$26,191,847	$4,824,002	$4,338,297	$12,274,081
Receivable for units sold	—	—	26	—

Total assets	26,191,847	4,824,002	4,338,323	12,274,081

Liabilities
Payable for units redeemed	—	14	—	5

	$26,191,847	$4,823,988	$4,338,323	$12,274,076

Net Assets:
Deferred annuity contracts terminable by owners	$26,191,847	$4,823,988	$4,338,323	$12,274,076

Total net assets	$26,191,847	$4,823,988	$4,338,323	$12,274,076

See accompanying notes.

6

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Disciplined Stock Subaccount	Small Company Stock Subaccount	Limited Term High Yield Subaccount	Balanced Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,408,687	260,731	339,458	874,001

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	$17.708483	$17.651773	$10.889191	$12.764099

M&E - 1.45%	—	—	—	—

Accumulation units outstanding - service
M&E - 1.30%	—	—	—	—

M&E - 1.40%	70,923	11,316	57,661	86,964

M&E - 1.45%	—	19,280	12,030	14,983

Accumulation unit value - service
M&E - 1.30%	$1.098570	$1.267174	$1.207118	$1.030807

M&E - 1.40%	$17.570276	$17.437733	$10.881822	$12.682026

M&E - 1.45%	$1.092606	$1.260303	$1.200568	$1.025230

See accompanying notes.

7

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,168,736.945	379,366.245	476,275.669	284,474.088

Cost	$36,276,955	$13,854,034	$6,101,486	$3,773,862

Number of shares - Service	177,138.007	17,610.081	523,901.353	219,419.206

Cost	$4,625,256	$392,136	$6,682,474	$2,901,511

Investments in mutual funds, at net asset value	$42,827,513	$10,349,973	$12,792,264	$8,212,810
Receivable for units sold	—	—	—	—

Total assets	42,827,513	10,349,973	12,792,264	8,212,810

Liabilities
Payable for units redeemed	4	7	4	12

	$42,827,509	$10,349,966	$12,792,260	$8,212,798

Net Assets:
Deferred annuity contracts terminable by owners	$42,827,509	$10,349,966	$12,792,260	$8,212,798

Total net assets	$42,827,509	$10,349,966	$12,792,260	$8,212,798

See accompanying notes.

8

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	832,121	360,205	475,413	361,172

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	$44.692069	$27.467342	$12.813205	$12.830642

M&E - 1.45%	—	—	—	—

Accumulation units outstanding - service
M&E - 1.30%	44,819	—	112,811	36,091

M&E - 1.40%	126,433	16,577	494,057	275,850

M&E - 1.45%	8,780	6,852	226,881	14,957

Accumulation unit value - service
M&E - 1.30%	$1.149142	$0.998515	$1.138364	$1.152258

M&E - 1.40%	$44.108437	$27.103039	$12.782750	$12.760567

M&E - 1.45%	$1.142925	$0.993117	$1.132177	$1.146008

See accompanying notes.

9

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	MidCap Stock Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount	Technology Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	372,205.805	165,275.249	69,209.745	1,185,068.465

Cost	$5,513,020	$2,453,140	$889,399	$15,896,328

Number of shares - Service	95,464.864	23,113.314	11,485.707	111,469.174

Cost	$1,324,090	$244,704	$125,832	$863,330

Investments in mutual funds, at net asset value	$8,947,301	$2,326,136	$1,320,292	$11,719,175
Receivable for units sold	1	—	8	2

Total assets	8,947,302	2,326,136	1,320,300	11,719,177

Liabilities
Payable for units redeemed	—	1	—	—

	$8,947,302	$2,326,135	$1,320,300	$11,719,177

Net Assets:
Deferred annuity contracts terminable by owners	$8,947,302	$2,326,135	$1,320,300	$11,719,177

Total net assets	$8,947,302	$2,326,135	$1,320,300	$11,719,177

See accompanying notes.

10

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	MidCap Stock Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount	Technology Growth Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	487,694	278,148	110,106	1,627,553

M&E - 1.45%	—	—	—	—

Accumulation unit value - initial
M&E - 1.30%	—	—	—	—

M&E - 1.40%	$14.615194	$7.338349	$10.283496	$6.589565

M&E - 1.45%	—	—	—	—

Accumulation units outstanding - service
M&E - 1.30%	22,127	—	—	—

M&E - 1.40%	117,659	38,926	18,273	153,091

M&E - 1.45%	69,313	—	—	—

Accumulation unit value - service
M&E - 1.30%	$1.264968	$1.075498	$1.377422	$1.059442

M&E - 1.40%	$14.485637	$7.321285	$10.289757	$6.494902

M&E - 1.45%	$1.258126	$1.069682	$1.369957	$1.053691

See accompanying notes.

11

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Founders Discovery Subaccount	Emerging Leaders Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	125,111.061	222,604.601	307,976.371

Cost	$1,148,744	$4,293,171	$7,293,734

Number of shares - Service	20,965.404	96,651.526	—

Cost	$184,886	$1,750,804	$—

Investments in mutual funds, at net asset value	$1,428,411	$7,295,707	$7,351,396
Receivable for units sold	5	—	1

Total assets	1,428,416	7,295,707	7,351,397

Liabilities
Payable for units redeemed	—	13	—

	$1,428,416	$7,295,694	$7,351,397

Net Assets:
Deferred annuity contracts terminable by owners	$1,428,416	$7,295,694	$7,351,397

Total net assets	$1,428,416	$7,295,694	$7,351,397

See accompanying notes.

12

Separate Account VA-2LNY of Transamerica Financial

Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Founders Discovery Subaccount	Emerging Leaders Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding - initial
M&E - 1.30%	—	—	—

M&E - 1.40%	216,068	289,987	505,823

M&E - 1.45%	—	—	—

Accumulation unit value - initial
M&E - 1.30%	—	—	$1.436101

M&E - 1.40%	$5.668768	$17.609577	$14.533536

M&E - 1.45%	—	—	$1.428284

Accumulation units outstanding - service
M&E - 1.30%	—	33,704	—

M&E - 1.40%	36,208	118,744	—

M&E - 1.45%	—	60,119	—

Accumulation unit value - service
M&E - 1.30%	$1.013200	$1.302903	$0.000000

M&E - 1.40%	$5.622440	$17.409949	$0.000000

M&E - 1.45%	$1.007704	$1.295865	$0.000000

See accompanying notes.

13

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2004

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount
Net investment income (loss)
Income:
Dividends	$339,947	$11,574	$909,316	$—
Expenses:
Administrative, mortality and expense risk charges	180,389	126,422	357,574	548,894

Net investment income (loss)	159,558	(114,848)	551,742	(548,894)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	253,248	—	—
Proceeds from sales	3,867,715	2,444,644	5,767,353	7,988,276
Cost of investments sold	3,867,715	2,389,869	5,866,622	7,405,429

Net realized capital gains (losses) on investments	—	308,023	(99,269)	582,847
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	507,551	(321,999)	4,244,318
End of period	—	613,931	(519,190)	5,688,231

Net change in unrealized appreciation/depreciation of investments	—	106,380	(197,191)	1,443,913

Net realized and unrealized capital gains (losses) on investments	—	414,403	(296,460)	2,026,760

Increase (decrease) in net assets from operations	$159,558	$299,555	$255,282	$1,477,866

See accompanying notes.

14

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Appreciation Subaccount	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount
Net investment income (loss)
Income:
Dividends	$9,436	$340,718	$25,983	$—
Expenses:
Administrative, mortality and expense risk charges	787,550	357,859	90,073	60,559

Net investment income (loss)	(778,114)	(17,141)	(64,090)	(60,559)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	60,462
Proceeds from sales	10,905,576	5,120,648	1,131,581	1,076,136
Cost of investments sold	9,581,223	5,205,171	1,499,631	827,978

Net realized capital gains (losses) on investments	1,324,353	(84,523)	(368,050)	308,620
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,596,274	(418,263)	(772,141)	962,329
End of period	5,706,575	81,688	471,166	1,139,437

Net change in unrealized appreciation/depreciation of investments	1,110,301	499,951	1,243,307	177,108

Net realized and unrealized capital gains (losses) on investments	2,434,654	415,428	875,257	485,728

Increase (decrease) in net assets from operations	$1,656,540	$398,287	$811,167	$425,169

See accompanying notes.

15

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Disciplined Stock Subaccount	Small Company Stock Subaccount	Limited Term High Yield Subaccount	Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$331,276	$230,136
Expenses:
Administrative, mortality and expense risk charges	382,398	73,003	64,610	186,267

Net investment income (loss)	(382,398)	(73,003)	266,666	43,869
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	259,950	—	—
Proceeds from sales	5,209,584	1,280,282	1,089,177	2,313,128
Cost of investments sold	5,290,779	935,086	1,331,175	2,724,757

Net realized capital gains (losses) on investments	(81,195)	605,146	(241,998)	(411,629)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,784,418)	1,313,711	(15,131)	(1,252,716)
End of period	(93,020)	742,259	2,789	(1,258,534)

Net change in unrealized appreciation/depreciation of investments	1,691,398	(571,452)	17,920	(5,818)

Net realized and unrealized capital gains (losses) on investments	1,610,203	33,694	(224,078)	(417,447)

Increase (decrease) in net assets from operations	$1,227,805	$(39,309)	$42,588	$(373,578)

See accompanying notes.

16

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount	Core Value Subaccount
Net investment income (loss)
Income:
Dividends	$704,178	$—	$500,631	$31,271
Expenses:
Administrative, mortality and expense risk charges	627,622	153,028	185,144	116,275

Net investment income (loss)	76,556	(153,028)	315,487	(85,004)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	8,510,548	2,152,517	1,990,629	1,515,256
Cost of investments sold	8,109,100	2,676,799	1,963,564	1,397,213

Net realized capital gains (losses) on investments	401,448	(524,282)	27,065	118,043
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,074,445	(4,779,101)	261,131	1,255,102
End of period	1,925,302	(3,896,197)	8,304	1,537,437

Net change in unrealized appreciation/depreciation of investments	850,857	882,904	(252,827)	282,335

Net realized and unrealized capital gains (losses) on investments	1,252,305	358,622	(225,762)	400,378

Increase (decrease) in net assets from operations	$1,328,861	$205,594	$89,725	$315,374

See accompanying notes.

17

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	MidCap Stock Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount	Technology Growth Subaccount
Net investment income (loss)
Income:
Dividends	$2,272	$7,134	$7,106	$—
Expenses:
Administrative, mortality and expense risk charges	124,229	34,047	17,469	171,430

Net investment income (loss)	(121,957)	(26,913)	(10,363)	(171,430)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	37,139	—	—	—
Proceeds from sales	1,953,998	547,256	238,345	3,034,256
Cost of investments sold	1,511,176	814,472	286,178	7,619,929

Net realized capital gains (losses) on investments	479,961	(267,216)	(47,833)	(4,585,673)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,834,051	(731,762)	99,434	(9,956,157)
End of period	2,110,191	(371,708)	305,061	(5,040,483)

Net change in unrealized appreciation/depreciation of investments	276,140	360,054	205,627	4,915,674

Net realized and unrealized capital gains (losses) on investments	756,101	92,838	157,794	330,001

Increase (decrease) in net assets from operations	$634,144	$65,925	$147,431	$158,571

See accompanying notes.

18

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Founders Discovery Subaccount	Emerging Leaders Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$25,636
Expenses:
Administrative, mortality and expense risk charges	20,879	102,325	97,847

Net investment income (loss)	(20,879)	(102,325)	(72,211)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	405,318	110,790
Proceeds from sales	297,644	1,371,248	1,379,247
Cost of investments sold	317,178	1,165,864	1,361,593

Net realized capital gains (losses) on investments	(19,534)	610,702	128,444
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	84,656	1,523,299	(862,188)
End of period	94,781	1,251,732	57,662

Net change in unrealized appreciation/depreciation of investments	10,125	(271,567)	919,850

Net realized and unrealized capital gains (losses) on investments	(9,409)	339,135	1,048,294

Increase (decrease) in net assets from operations	$(30,288)	$236,810	$976,083

See accompanying notes.

19

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Money Market Subaccount		Special Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$159,558	$(89,874)	$(114,848)	$(80,182)
Net realized capital gains (losses) on investments	—	—	308,023	1,079,356
Net change in unrealized appreciation/depreciation of investments	—	—	106,380	87,152

Increase (decrease) in net assets from operations	159,558	(89,874)	299,555	1,086,326
Contract transactions
Net contract purchase payments	118,422	893,435	23,991	56,653
Transfer payments from (to) other subaccounts or general account	3,163,406	300,054	(59,795)	(76,821)
Contract terminations, withdrawals, and other deductions	(3,605,174)	(4,589,795)	(2,030,347)	(1,385,654)
Contract maintenance charges	(3,754)	(4,210)	(2,061)	(2,360)

Increase (decrease) in net assets from contract transactions	(327,100)	(3,400,516)	(2,068,212)	(1,408,182)

Net increase (decrease) in net assets	(167,542)	(3,490,390)	(1,768,657)	(321,856)
Net assets:
Beginning of the period	13,262,546	16,752,936	10,277,944	10,599,800

End of the period	$13,095,004	$13,262,546	$8,509,287	$10,277,944

See accompanying notes.

20

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Quality Bond Subaccount		Developing Leaders Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$551,742	$767,922	$(548,894)	$(542,318)
Net realized capital gains (losses) on investments	(99,269)	10,601	582,847	(3,332,501)
Net change in unrealized appreciation/depreciation of investments	(197,191)	(298,355)	1,443,913	7,906,588

Increase (decrease) in net assets from operations	255,282	480,168	1,477,866	4,031,769
Contract transactions
Net contract purchase payments	120,960	441,794	64,701	328,269
Transfer payments from (to) other subaccounts or general account	(127,086)	(722,697)	(593,724)	(491,992)
Contract terminations, withdrawals, and other deductions	(4,824,628)	(4,929,688)	(6,709,865)	(5,702,734)
Contract maintenance charges	(5,557)	(6,361)	(13,376)	(15,322)

Increase (decrease) in net assets from contract transactions	(4,836,311)	(5,216,952)	(7,252,264)	(5,881,779)

Net increase (decrease) in net assets	(4,581,029)	(4,736,784)	(5,774,398)	(1,850,010)
Net assets:
Beginning of the period	28,005,043	32,741,827	43,734,438	45,584,448

End of the period	$23,424,014	$28,005,043	$37,960,040	$43,734,438

See accompanying notes.

21

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Appreciation Subaccount		Growth and Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(778,114)	$123,241	$(17,141)	$(54,913)
Net realized capital gains (losses) on investments	1,324,353	622,926	(84,523)	(298,888)
Net change in unrealized appreciation/depreciation of investments	1,110,301	1,324,343	499,951	1,926,565

Increase (decrease) in net assets from operations	1,656,540	2,070,510	398,287	1,572,764
Contract transactions
Net contract purchase payments	91,917	615,458	62,730	86,710
Transfer payments from (to) other subaccounts or general account	(827,288)	827,892	(19,798)	235,715
Contract terminations, withdrawals, and other deductions	(8,829,617)	(6,952,836)	(4,505,582)	(4,234,752)
Contract maintenance charges	(16,550)	(18,863)	(10,357)	(11,929)

Increase (decrease) in net assets from contract transactions	(9,581,538)	(5,528,349)	(4,473,007)	(3,924,256)

Net increase (decrease) in net assets	(7,924,998)	(3,457,839)	(4,074,720)	(2,351,492)
Net assets:
Beginning of the period	60,300,007	63,757,846	28,368,161	30,719,653

End of the period	$52,375,009	$60,300,007	$24,293,441	$28,368,161

See accompanying notes.

22

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	International Equity Subaccount		International Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(64,090)	$147,345	$(60,559)	$(13,690)
Net realized capital gains (losses) on investments	(368,050)	(196,466)	308,620	168,746
Net change in unrealized appreciation/depreciation of investments	1,243,307	1,239,167	177,108	524,995

Increase (decrease) in net assets from operations	811,167	1,190,046	425,169	680,051
Contract transactions
Net contract purchase payments	9,358	35,285	5,545	23,155
Transfer payments from (to) other subaccounts or general account	651,185	215,243	573,281	307,786
Contract terminations, withdrawals, and other deductions	(994,523)	(582,257)	(796,125)	(653,905)
Contract maintenance charges	(2,102)	(2,211)	(1,232)	(1,177)

Increase (decrease) in net assets from contract transactions	(336,082)	(333,940)	(218,531)	(324,141)

Net increase (decrease) in net assets	475,085	856,106	206,638	355,910
Net assets:
Beginning of the period	6,448,755	5,592,649	4,294,179	3,938,269

End of the period	$6,923,840	$6,448,755	$4,500,817	$4,294,179

See accompanying notes.

23

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Disciplined Stock Subaccount		Small Company Stock Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(382,398)	$(28,784)	$(73,003)	$(70,898)
Net realized capital gains (losses) on investments	(81,195)	(319,844)	605,146	538,435
Net change in unrealized appreciation/depreciation of investments	1,691,398	2,153,834	(571,452)	352,689

Increase (decrease) in net assets from operations	1,227,805	1,805,206	(39,309)	820,226
Contract transactions
Net contract purchase payments	33,901	113,426	15,369	40,123
Transfer payments from (to) other subaccounts or general account	(372,374)	(331,670)	(127,676)	682,060
Contract terminations, withdrawals, and other deductions	(4,393,473)	(3,312,522)	(818,338)	(539,522)
Contract maintenance charges	(7,900)	(8,633)	(1,839)	(1,965)

Increase (decrease) in net assets from contract transactions	(4,739,846)	(3,539,399)	(932,484)	180,696

Net increase (decrease) in net assets	(3,512,041)	(1,734,193)	(971,793)	1,000,922
Net assets:
Beginning of the period	29,703,888	31,438,081	5,795,781	4,794,859

End of the period	$26,191,847	$29,703,888	$4,823,988	$5,795,781

See accompanying notes.

24

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Limited Term High Yield Subaccount		Balanced Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$266,666	$294,494	$43,869	$103,045
Net realized capital gains (losses) on investments	(241,998)	(672,592)	(411,629)	(409,024)
Net change in unrealized appreciation/depreciation of investments	17,920	785,119	(5,818)	894,491

Increase (decrease) in net assets from operations	42,588	407,021	(373,578)	588,512
Contract transactions
Net contract purchase payments	3,140	39,400	24,512	74,129
Transfer payments from (to) other subaccounts or general account	223,928	116,606	(36,203)	331,739
Contract terminations, withdrawals, and other deductions	(854,266)	(954,605)	(1,875,173)	(1,568,598)
Contract maintenance charges	(1,192)	(1,505)	(4,073)	(4,569)

Increase (decrease) in net assets from contract transactions	(628,390)	(800,104)	(1,890,937)	(1,167,299)

Net increase (decrease) in net assets	(585,802)	(393,083)	(2,264,515)	(578,787)
Net assets:
Beginning of the period	4,924,125	5,317,208	14,538,591	15,117,378

End of the period	$4,338,323	$4,924,125	$12,274,076	$14,538,591

See accompanying notes.

25

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Dreyfus Stock Index Subaccount		The Dreyfus Socially Responsible Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$76,556	$167,718	$(153,028)	$(132,250)
Net realized capital gains (losses) on investments	401,448	(78,527)	(524,282)	(638,585)
Net change in unrealized appreciation/depreciation of investments	850,857	4,016,460	882,904	1,334,052

Increase (decrease) in net assets from operations	1,328,861	4,105,651	205,594	563,217
Contract transactions
Net contract purchase payments	91,984	213,977	18,203	20,333
Transfer payments from (to) other subaccounts or general account	(565,134)	911,460	(507,837)	(425,801)
Contract terminations, withdrawals, and other deductions	(7,027,651)	(5,034,326)	(1,462,742)	(1,528,724)
Contract maintenance charges	(13,292)	(14,667)	(5,224)	(5,916)

Increase (decrease) in net assets from contract transactions	(7,514,093)	(3,923,556)	(1,957,600)	(1,940,108)

Net increase (decrease) in net assets	(6,185,232)	182,095	(1,752,006)	(1,376,891)
Net assets:
Beginning of the period	49,012,741	48,830,646	12,101,972	13,478,863

End of the period	$42,827,509	$49,012,741	$10,349,966	$12,101,972

See accompanying notes.

26

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Core Bond Subaccount		Core Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$315,487	$423,988	$(85,004)	$(20,920)
Net realized capital gains (losses) on investments	27,065	(34,193)	118,043	23,513
Net change in unrealized appreciation/ depreciation of investments	(252,827)	31,076	282,335	817,444

Increase (decrease) in net assets from operations	89,725	420,871	315,374	820,037
Contract transactions
Net contract purchase payments	13,510	85,456	4,534	106,596
Transfer payments from (to) other subaccounts or general account	112,647	94,253	31,555	216,155
Contract terminations, withdrawals, and other deductions	(1,322,978)	(3,052,322)	(1,118,520)	(764,408)
Contract maintenance charges	(1,759)	(1,771)	(1,439)	(1,655)

Increase (decrease) in net assets from contract transactions	(1,198,580)	(2,874,384)	(1,083,870)	(443,312)

Net increase (decrease) in net assets	(1,108,855)	(2,453,513)	(768,496)	376,725
Net assets:
Beginning of the period	13,901,115	16,354,628	8,981,294	8,604,569

End of the period	$12,792,260	$13,901,115	$8,212,798	$8,981,294

See accompanying notes.

27

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	MidCap Stock Subaccount		Founders Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(121,957)	$(95,643)	$(26,913)	$(24,478)
Net realized capital gains (losses) on investments	479,961	442,729	(267,216)	(230,129)
Net change in unrealized appreciation/ depreciation of investments	276,140	751,677	360,054	412,949

Increase (decrease) in net assets from operations	634,144	1,098,763	65,925	158,342
Contract transactions
Net contract purchase payments	28,355	24,120	30	—
Transfer payments from (to) other subaccounts or general account	331,163	84,248	(56,809)	15,103
Contract terminations, withdrawals, and other deductions	(1,489,918)	(926,237)	(414,098)	(299,137)
Contract maintenance charges	(2,447)	(2,636)	(1,024)	(1,205)

Increase (decrease) in net assets from contract transactions	(1,132,847)	(820,505)	(471,901)	(285,239)

Net increase (decrease) in net assets	(498,703)	278,258	(405,976)	(126,897)
Net assets:
Beginning of the period	9,446,005	9,167,747	2,732,111	2,859,008

End of the period	$8,947,302	$9,446,005	$2,326,135	$2,732,111

See accompanying notes.

28

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Founders International Equity Subaccount		Technology Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(10,363)	$(10,668)	$(171,430)	$(208,094)
Net realized capital gains (losses) on investments	(47,833)	(178,263)	(4,585,673)	(4,166,540)
Net change in unrealized appreciation/ depreciation of investments	205,627	425,687	4,915,674	4,089,847

Increase (decrease) in net assets from operations	147,431	236,756	158,571	(284,787)
Contract transactions
Net contract purchase payments	17,430	8,226	44,125	36,386
Transfer payments from (to) other subaccounts or general account	27,088	(17,517)	(945,213)	(803,065)
Contract terminations, withdrawals, and other deductions	(141,098)	(95,714)	(1,789,387)	(1,195,654)
Contract maintenance charges	(419)	(423)	(5,986)	(7,148)

Increase (decrease) in net assets from contract transactions	(96,999)	(105,428)	(2,696,461)	(1,969,481)

Net increase (decrease) in net assets	50,432	131,328	(2,537,890)	(2,254,268)
Net assets:
Beginning of the period	1,269,868	1,138,540	14,257,067	16,511,335

End of the period	$1,320,300	$1,269,868	$11,719,177	$14,257,067

See accompanying notes.

29

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Founders Discovery Subaccount		Emerging Leaders Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(20,879)	$(22,433)	$(102,325)	$(101,754)
Net realized capital gains (losses) on investments	(19,534)	(36,577)	610,702	925,562
Net change in unrealized appreciation/ depreciation of investments	10,125	187,822	(271,567)	49,963

Increase (decrease) in net assets from operations	(30,288)	128,812	236,810	873,771
Contract transactions
Net contract purchase payments	15	3,075	12,915	87,487
Transfer payments from (to) other subaccounts or general account	(48,515)	31,952	(140,799)	415,363
Contract terminations, withdrawals, and other deductions	(176,924)	(155,142)	(819,315)	(534,138)
Contract maintenance charges	(468)	(480)	(1,333)	(1,409)

Increase (decrease) in net assets from contract transactions	(225,892)	(120,595)	(948,532)	(32,697)

Net increase (decrease) in net assets	(256,180)	8,217	(711,722)	841,074
Net assets:
Beginning of the period	1,684,596	1,676,379	8,007,416	7,166,342

End of the period	$1,428,416	$1,684,596	$7,295,694	$8,007,416

See accompanying notes.

30

Separate Account VA-2LNY of Transamerica Financial Life

Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica Equity Subaccount
	2005	2004
Operations
Net investment income (loss)	$(72,211)	$(99,923)
Net realized capital gains (losses) on investments	128,444	(109,264)
Net change in unrealized appreciation/depreciation of investments	919,850	1,166,792

Increase (decrease) in net assets from operations	976,083	957,605
Contract transactions
Net contract purchase payments	9,241	25,337
Transfer payments from (to) other subaccounts or general account	(99,866)	125,172
Contract terminations, withdrawals, and other deductions	(924,971)	(814,054)
Contract maintenance charges	(1,670)	(1,769)

Increase (decrease) in net assets from contract transactions	(1,017,266)	(665,314)

Net increase (decrease) in net assets	(41,183)	292,291
Net assets:
Beginning of the period	7,392,580	7,100,289

End of the period	$7,351,397	$7,392,580

See accompanying notes.

31

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

Separate Account VA-2LNY of Transamerica Financial Life Insurance Company (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these subaccounts is available to contract owners of the Dreyfus/Transamerica Triple Advantage.

Effective January 22, 2001, new contract owners may only invest in the Service Class Subaccounts, with the exception of the Money Market Subaccount and the Transamerica Equity Subaccount. The Initial Class Subaccounts, other than the Money Market Subaccount and the Transamerica Equity Subaccount, are only available to contract owners that purchased the contract prior to January 22, 2001.

Subaccount Investment by Series Fund:

Dreyfus Variable Investments Fund:

Money Market Portfolio

Dreyfus Variable Investment Fund:

Special Value Portfolio

Quality Bond Portfolio

Developing Leaders

Appreciation Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Disciplined Stock Portfolio

Small Company Stock Portfolio

Limited Term High Income Portfolio

Balanced Portfolio

Dreyfus Stock Index Fund

The Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Investment Portfolios:

Core Bond Portfolio

Core Value Portfolio

MidCap Stock Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

Technology Growth Portfolio

Founders Discovery Portfolio

Emerging Leaders Portfolio

AEGON/Transamerica Series Fund, Inc.:

Transamerica Equity

32

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2005.

Realized gains or losses are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Fund are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

33

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
Dreyfus Variable Investments Fund:
Money Market Portfolio	$3,700,037	$3,867,715
Dreyfus Variable Investment Fund:
Special Value Portfolio
Initial	503,758	2,404,964
Service	11,061	39,680
Quality Bond Portfolio
Initial	1,214,247	4,575,098
Service	268,523	1,192,255
Small Cap Portfolio
Initial	182,608	7,700,317
Service	4,465	287,959
Appreciation Portfolio
Initial	459,124	9,755,068
Service	86,823	1,150,508
Growth and Income Portfolio
Initial	458,371	4,887,195
Service	172,116	233,453
International Equity Portfolio
Initial	581,194	1,064,171
Service	150,211	67,410
International Value Portfolio
Initial	737,577	1,036,450
Service	119,930	39,686
Disciplined Stock Portfolio
Initial	81,628	5,154,116
Service	5,722	55,468
Small Company Stock Portfolio
Initial	496,553	1,253,104
Service	38,200	27,178

34

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
Limited Term High Income Portfolio
Initial	$643,414	$952,151
Service	84,022	137,026
Balanced Portfolio
Initial	425,609	1,926,573
Service	40,455	386,555
Dreyfus Stock Index Fund
Initial	971,273	7,824,679
Service	101,726	685,869
The Dreyfus Socially Responsible Growth Fund, Inc.
Initial	40,714	1,898,606
Service	1,169	253,911
Dreyfus Investment Portfolios:
Core Bond Portfolio
Initial	710,655	637,308
Service	396,871	1,353,321
Core Value Portfolio
Initial	198,700	1,053,097
Service	147,692	462,159
MidCap Stock Portfolio
Initial	636,874	1,813,664
Service	99,463	140,334
Founders Growth Portfolio
Initial	46,028	419,281
Service	2,416	127,975
Founders International Equity Portfolio
Initial	129,823	225,444
Service	1,153	12,901
Technology Growth Portfolio
Initial	134,989	2,817,165
Service	31,378	217,091

35

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
Founders Discovery Portfolio
Initial	$49,471	$284,882
Service	1,398	12,762
Emerging Leaders Portfolio
Initial	558,265	1,204,715
Service	167,453	166,533
AEGON/Transamerica Series Fund, Inc.:
Transamerica Equity	400,561	1,379,247

36

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Money Market Subaccount	Special Value Subaccount	Quality Bond Subaccount	Developing Leaders Subaccount	Appreciation Subaccount
Units outstanding at January 1, 2004	12,500,159	654,409	1,931,960	601,514	2,476,849
Units purchased	501,108	1,325	7,172	1,508	14,357
Units redeemed and transferred	(3,046,268)	(70,265)	(278,303)	(66,884)	(150,101)

Units outstanding at December 31, 2004	9,954,999	585,469	1,660,829	536,138	2,341,105
Units purchased	501,108	1,325	7,172	1,508	14,357
Units redeemed and transferred	(747,577)	(107,785)	(265,013)	(81,399)	(280,370)

Units outstanding at December 31, 2005	9,708,530	479,009	1,402,988	456,247	2,075,092

	Growth and Income Subaccount	International Equity Subaccount	International Value Subaccount	Disciplined Stock Subaccount	Small Company Stock Subaccount
Units outstanding at January 1, 2004	1,146,284	339,513	368,088	1,979,555	332,212
Units purchased	4,662	1,041	2,687	1,383	1,869
Units redeemed and transferred	(142,984)	(21,444)	(30,183)	(222,558)	9,032

Units outstanding at December 31, 2004	1,007,962	319,110	340,592	1,758,380	343,113
Units purchased	4,662	1,041	2,687	1,383	1,869
Units redeemed and transferred	(159,442)	(17,737)	(18,467)	(280,153)	(53,655)

Units outstanding at December 31, 2005	853,182	302,414	324,812	1,479,610	291,327

37

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Limited Term High Yield Subaccount	Balanced Subaccount	Dreyfus Stock Index Subaccount	The Dreyfus Socially Responsible Growth Subaccount	Core Bond Subaccount
Units outstanding at January 1, 2004	543,421	1,211,521	1,268,270	532,109	1,608,249
Units purchased	6,629	5,337	4,887	767	8,471
Units redeemed and transferred	(82,592)	(94,551)	(88,889)	(75,755)	(217,823)

Units outstanding at December 31, 2004	467,458	1,122,307	1,184,268	457,121	1,398,897
Units purchased	6,629	5,337	4,887	767	8,471
Units redeemed and transferred	(64,938)	(151,696)	(177,002)	(74,254)	(98,206)

Units outstanding at December 31, 2005	409,149	975,948	1,012,153	383,634	1,309,162

	Core Value Subaccount	MidCap Stock Subaccount	Founders Growth Subaccount	Founders International Equity Subaccount	Technology Growth Subaccount
Units outstanding at January 1, 2004	815,976	843,314	427,583	150,517	2,542,691
Units purchased	4,311	1,081	598	938	2,712
Units redeemed and transferred	(43,984)	(59,913)	(43,931)	(12,864)	(328,778)

Units outstanding at December 31, 2004	776,303	784,482	384,250	138,591	2,216,625
Units purchased	4,311	1,081	598	938	2,712
Units redeemed and transferred	(92,544)	(88,770)	(67,774)	(11,150)	(438,693)

Units outstanding at December 31, 2005	688,070	696,793	317,074	128,379	1,780,644

38

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Founders Discovery Subaccount	Emerging Leaders Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2004	315,852	563,104	641,253
Units purchased	745	913	1,174
Units redeemed and transferred	(23,584)	(2,046)	(57,815)

Units outstanding at December 31, 2004	293,013	561,971	584,612
Units purchased	745	913	1,174
Units redeemed and transferred	(41,482)	(60,330)	(79,963)

Units outstanding at December 31, 2005	252,276	502,554	505,823

39

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Money Market
	12/31/2005	9,708,530	$1.00	to	$1.00	$13,095,004	2.61%	1.30% to 1.45%	1.34%	to	1.19%
	12/31/2004	9,954,999	0.99	to	0.99	13,262,546	0.78	1.30 to 1.45	(0.49)	to	(0.64)
	12/31/2003	12,500,159	0.99	to	0.99	16,752,936	0.71	1.30 to 1.45	(0.56)	to	(0.81)
	12/31/2002	19,590,183	1.35	to	1.35	26,440,518	1.47	1.40	0.06	to	0.06
	12/31/2001	27,550,593	1.35	to	1.35	37,160,874	3.76	1.40	2.53	to	2.53
Special Value
	12/31/2005	479,009	1.25	to	1.24	8,509,287	0.13	1.30 to 1.45	3.93	to	3.78
	12/31/2004	585,469	1.20	to	1.20	10,277,944	0.60	1.30 to 1.45	11.50	to	11.34
	12/31/2003	654,409	1.08	to	1.07	10,599,800	0.95	1.30 to 1.45	7.61	to	7.35
	12/31/2002	658,077	13.53	to	16.16	8,904,494	0.34	1.40	(16.45)	to	(16.49)
	12/31/2001	791,524	16.20	to	16.16	12,820,068	0.73	1.40	(6.88)	to	(9.25)
Quality Bond
	12/31/2005	1,402,988	1.11	to	1.10	23,424,014	3.51	1.30 to 1.45	0.95	to	0.80
	12/31/2004	1,660,829	1.10	to	1.10	28,005,043	3.97	1.30 to 1.45	1.72	to	1.57
	12/31/2003	1,931,960	1.08	to	1.08	32,741,827	3.86	1.30 to 1.45	8.08	to	7.81
	12/31/2002	1,783,070	19.23	to	19.12	34,243,967	5.02	1.40	6.28	to	5.99
	12/31/2001	1,542,497	18.10	to	18.04	27,903,178	5.99	1.40	5.21	to	3.63
Developing Leaders
	12/31/2005	456,247	1.11	to	1.10	37,960,040	0.00	1.30 to 1.45	4.21	to	4.05
	12/31/2004	536,138	1.06	to	1.06	43,734,438	0.18	1.30 to 1.45	9.62	to	9.45
	12/31/2003	601,514	0.97	to	0.97	45,584,448	0.03	1.30 to 1.45	(2.89)	to	(3.13)
	12/31/2002	626,106	64.57	to	64.18	40,421,049	0.04	1.40	(20.24)	to	(20.43)
	12/31/2001	727,354	80.96	to	80.65	58,881,935	0.43	1.40	(7.42)	to	(6.34)
Appreciation
	12/31/2005	2,075,092	1.06	to	1.06	52,375,009	0.02	1.30 to 1.45	2.78	to	2.63
	12/31/2004	2,341,105	1.03	to	1.03	60,300,007	1.59	1.30 to 1.45	3.45	to	3.29
	12/31/2003	2,476,849	1.00	to	1.00	63,757,846	1.38	1.30 to 1.45	(0.12)	to	(0.37)
	12/31/2002	2,064,351	27.97	to	27.81	57,719,128	1.01	1.40	(17.87)	to	(18.04)
	12/31/2001	2,356,821	34.05	to	33.93	80,247,715	0.79	1.40	(10.57)	to	(10.06)

40

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Growth and Income
	12/31/2005	853,182	$1.05	to	$1.04	$24,293,441	1.31%	1.30% to 1.45%	1.89%	to	1.74%
	12/31/2004	1,007,962	1.03	to	1.03	28,368,161	1.20	1.30 to 1.45	5.84	to	5.68
	12/31/2003	1,146,284	0.97	to	0.97	30,719,653	0.81	1.30 to 1.45	(2.62)	to	(2.86)
	12/31/2002	1,361,246	21.86	to	21.76	29,751,540	0.58	1.40	(26.36)	to	(26.49)
	12/31/2001	1,685,558	29.69	to	29.59	50,033,604	0.49	1.40	(7.15)	to	(8.33)
International Equity
	12/31/2005	302,414	1.56	to	1.56	6,923,840	0.40	1.30 to 1.45	12.99	to	12.82
	12/31/2004	319,110	1.38	to	1.38	6,448,755	3.96	1.30 to 1.45	22.60	to	22.42
	12/31/2003	339,513	1.13	to	1.13	5,592,649	4.63	1.30 to 1.45	12.95	to	12.67
	12/31/2002	383,391	11.95	to	11.89	4,581,005	2.82	1.40	(17.10)	to	(17.36)
	12/31/2001	446,221	14.42	to	14.38	6,432,406	0.81	1.40	(30.17)	to	(31.08)
International Value
	12/31/2005	324,812	1.41	to	1.40	4,500,817	0.00	1.30 to 1.45	10.26	to	10.10
	12/31/2004	340,592	1.28	to	1.27	4,294,179	1.05	1.30 to 1.45	18.29	to	18.12
	12/31/2003	368,088	1.08	to	1.08	3,938,269	1.21	1.30 to 1.45	7.80	to	7.54
	12/31/2002	300,434	10.45	to	10.46	3,138,618	0.98	1.40	(13.44)	to	(13.46)
	12/31/2001	259,217	12.07	to	12.09	3,128,137	0.84	1.40	(14.42)	to	(13.62)
Disciplined Stock
	12/31/2005	1,479,610	1.10	to	1.09	26,191,847	0.00	1.30 to 1.45	4.86	to	4.71
	12/31/2004	1,758,380	1.05	to	1.04	29,703,888	1.30	1.30 to 1.45	6.25	to	6.09
	12/31/2003	1,979,555	0.99	to	0.98	31,438,081	0.82	1.30 to 1.45	(1.40)	to	(1.65)
	12/31/2002	2,246,565	13.04	to	12.99	29,289,284	0.63	1.40	(23.68)	to	(23.79)
	12/31/2001	2,608,856	17.09	to	17.05	44,572,394	0.39	1.40	(14.47)	to	(15.83)
Small Company Stock
	12/31/2005	291,327	1.27	to	1.26	4,823,988	0.00	1.30 to 1.45	(0.52)	to	(0.66)
	12/31/2004	343,113	1.27	to	1.27	5,795,781	0.00	1.30 to 1.45	16.66	to	16.49
	12/31/2003	332,212	1.09	to	1.09	4,794,859	0.12	1.30 to 1.45	9.18	to	8.91
	12/31/2002	354,077	10.77	to	10.71	3,811,272	0.22	1.40	(20.82)	to	(21.00)
	12/31/2001	417,792	13.60	to	13.55	5,680,394	0.07	1.40	(2.90)	to	0.70
Limited Term High Yield
	12/31/2005	409,149	1.21	to	1.20	4,338,323	7.09	1.30 to 1.45	1.03	to	0.88
	12/31/2004	467,458	1.19	to	1.19	4,924,125	7.23	1.30 to 1.45	8.64	to	8.48
	12/31/2003	543,421	1.10	to	1.10	5,317,208	9.42	1.30 to 1.45	9.97	to	9.70
	12/31/2002	530,626	7.74	to	7.73	4,108,547	11.49	1.40	(14.21)	to	(14.33)
	12/31/2001	620,165	9.03	to	9.02	5,598,506	11.05	1.40	(4.25)	to	(6.09)

41

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Balanced
	12/31/2005	975,948	$1.03	to	$1.03	$12,274,076	1.71%	1.30% to 1.45%	(2.57)%	to	(2.71)%
	12/31/2004	1,122,307	1.06	to	1.05	14,538,591	2.09	1.30 to 1.45	4.21	to	4.06
	12/31/2003	1,211,521	1.02	to	1.01	15,117,378	1.75	1.30 to 1.45	1.52	to	1.27
	12/31/2002	1,322,322	10.79	to	10.75	14,265,795	1.56	1.40	(16.65)	to	(16.79)
	12/31/2001	1,559,545	12.95	to	12.92	20,192,124	2.00	1.40	(10.39)	to	(11.08)
Dreyfus Stock Index
	12/31/2005	1,012,153	1.15	to	1.14	42,827,509	1.55	1.30 to 1.45	3.10	to	2.94
	12/31/2004	1,184,268	1.11	to	1.11	49,012,741	1.74	1.30 to 1.45	8.93	to	8.77
	12/31/2003	1,268,270	1.02	to	1.02	48,830,646	1.45	1.30 to 1.45	2.32	to	2.07
	12/31/2002	1,320,072	31.34	to	31.16	41,343,408	1.30	1.40	(23.44)	to	(23.62)
	12/31/2001	1,498,297	40.93	to	40.80	61,315,404	1.08	1.40	(13.40)	to	(15.10)
The Dreyfus Socially Responsible Growth
	12/31/2005	383,634	1.00	to	0.99	10,349,966	0.00	1.30 to 1.45	2.03	to	1.88
	12/31/2004	457,121	0.98	to	0.97	12,101,972	0.36	1.30 to 1.45	4.58	to	4.42
	12/31/2003	532,109	0.94	to	0.93	13,478,863	0.10	1.30 to 1.45	(6.42)	to	(6.65)
	12/31/2002	605,073	20.65	to	20.52	12,490,868	0.18	1.40	(29.93)	to	(30.12)
	12/31/2001	764,078	29.47	to	29.37	22,515,611	0.06	1.40	(23.65)	to	(27.19)
Core Bond
	12/31/2005	1,309,162	1.14	to	1.13	12,792,260	3.74	1.30 to 1.45	0.81	to	0.66
	12/31/2004	1,398,897	1.13	to	1.12	13,901,115	4.17	1.30 to 1.45	3.02	to	2.87
	12/31/2003	1,608,249	1.10	to	1.09	16,354,628	4.06	1.30 to 1.45	9.61	to	9.34
	12/31/2002	1,390,265	11.67	to	11.67	16,230,779	5.00	1.40	5.23	to	5.31
	12/31/2001	999,386	11.09	to	11.09	11,083,982	5.70	1.40	3.09	to	1.93
Core Value
	12/31/2005	688,070	1.15	to	1.15	8,212,798	0.37	1.30 to 1.45	3.91	to	3.75
	12/31/2004	776,303	1.11	to	1.10	8,981,294	1.15	1.30 to 1.45	10.01	to	9.84
	12/31/2003	815,976	1.01	to	1.01	8,604,569	0.83	1.30 to 1.45	0.81	to	0.56
	12/31/2002	823,040	8.85	to	8.85	7,286,295	0.82	1.40	(24.35)	to	(24.37)
	12/31/2001	633,690	11.70	to	11.70	7,416,381	0.04	1.40	(3.44)	to	(2.38)
MidCap Stock
	12/31/2005	696,793	1.26	to	1.26	8,947,302	0.03	1.30 to 1.45	7.54	to	7.38
	12/31/2004	784,482	1.18	to	1.17	9,446,005	0.34	1.30 to 1.45	12.76	to	12.59
	12/31/2003	843,314	1.04	to	1.04	9,167,747	0.27	1.30 to 1.45	4.32	to	4.06
	12/31/2002	762,920	9.26	to	9.23	7,058,302	0.26	1.40	(13.70)	to	(13.85)
	12/31/2001	677,107	10.73	to	10.71	7,261,836	0.18	1.40	(4.60)	to	(1.09)

42

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Lowest to Highest			Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return*** Lowest to Highest
Founders Growth
	12/31/2005	317,074	$1.08	to	$1.07	$2,326,135	0.29%	1.30% to 1.45%	3.29%	to	3.14%
	12/31/2004	384,250	1.04	to	1.04	2,732,111	0.48	1.30 to 1.45	6.29	to	6.14
	12/31/2003	427,583	0.98	to	0.98	2,859,008	0.00	1.30 to 1.45	(2.04)	to	(2.29)
	12/31/2002	470,510	5.19	to	5.18	2,440,849	0.08	1.40	(29.24)	to	(29.20)
	12/31/2001	613,097	7.33	to	7.32	4,494,851	0.08	1.40	(21.14)	to	(23.54)
Founders International Equity
	12/31/2005	128,379	1.38	to	1.37	1,320,300	0.56	1.30 to 1.45	12.41	to	12.25
	12/31/2004	138,591	1.23	to	1.22	1,269,868	0.50	1.30 to 1.45	21.16	to	20.98
	12/31/2003	150,517	1.01	to	1.01	1,138,540	0.09	1.30 to 1.45	1.13	to	0.88
	12/31/2002	161,455	5.65	to	5.65	911,731	0.00	1.40	(28.16)	to	(28.22)
	12/31/2001	183,059	7.86	to	7.87	1,439,015	0.04	1.40	(30.54)	to	(31.43)
Technology Growth
	12/31/2005	1,780,644	1.06	to	1.05	11,719,177	0.00	1.30 to 1.45	2.16	to	2.01
	12/31/2004	2,216,625	1.04	to	1.03	14,257,067	0.00	1.30 to 1.45	(1.06)	to	(1.20)
	12/31/2003	2,542,691	1.05	to	1.05	16,511,335	0.00	1.30 to 1.45	4.81	to	4.56
	12/31/2002	2,715,284	4.36	to	4.33	11,845,866	0.00	1.40	(40.25)	to	(40.41)
	12/31/2001	3,203,689	7.31	to	7.27	23,398,768	0.00	1.40	(34.06)	to	(41.34)
Founders Discovery
	12/31/2005	252,276	1.01	to	1.01	1,428,416	0.00	1.30 to 1.45	(1.58)	to	(1.73)
	12/31/2004	293,013	1.03	to	1.03	1,684,596	0.00	1.30 to 1.45	8.27	to	8.11
	12/31/2003	315,852	0.95	to	0.95	1,676,379	0.00	1.30 to 1.45	(4.92)	to	(5.15)
	12/31/2002	349,809	3.95	to	3.94	1,382,593	0.00	1.40	(34.16)	to	(34.16)
	12/31/2001	454,013	6.01	to	5.99	2,725,597	0.00	1.40	(19.66)	to	(16.86)
Emerging Leaders
	12/31/2005	502,554	1.30	to	1.30	7,295,694	0.00	1.30 to 1.45	3.41	to	3.25
	12/31/2004	561,971	1.26	to	1.26	8,007,416	0.00	1.30 to 1.45	12.72	to	12.56
	12/31/2003	563,104	1.12	to	1.12	7,166,342	0.00	1.30 to 1.45	11.78	to	11.50
	12/31/2002	411,227	10.35	to	10.31	4,250,222	0.00	1.40	(20.97)	to	(21.15)
	12/31/2001	298,764	13.09	to	13.08	3,910,401	0.00	1.40	7.23	to	9.99
Transamerica Equity
	12/31/2005	505,823	1.44	to	1.43	7,351,397	0.36	1.30 to 1.45	15.05	to	14.88
	12/31/2004	584,612	1.25	to	1.24	7,392,580	0.00	1.30 to 1.45	14.32	to	14.15
	12/31/2003	641,253	1.09	to	1.09	7,100,289	0.00	1.30 to 1.45	9.19	to	8.92
	12/31/2002	698,850	8.56	to	8.56	5,979,309	0.00	1.40	(23.32)	to	(29.24)
	12/31/2001	879,789	11.16	to	11.16	9,816,239	0.00	1.40	(18.77)	to	(18.77)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

43

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2003
1.45%	May 2, 2003

44

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2005 Total Return Range
Quality Bond	0.80%	to	1.07%
Developing Leaders	4.05%	to	4.34%
Appreciation	2.63%	to	2.94%
Dreyfus Stock Index	2.94%	to	3.25%
The Dreyfus Socially Responsible Growth	1.88%	to	2.19%
Growth and Income	1.74%	to	1.93%
International Equity	12.82%	to	13.17%
International Value	10.10%	to	10.35%
Small Company Stock	(0.66%)	to	(0.48%)
Core Value	3.75%	to	3.97%
MidCap Stock	7.38%	to	7.67%
Founders International Equity	12.23%	to	12.41%
Technology Growth	2.01%	to	2.36%
Founders Discovery	(1.73%)	to	(1.48%)
Emerging Leaders	3.25%	to	3.62%

45

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2004 Total Return Range
Special Value	11.34%	to	11.51%
Quality Bond	1.57%	to	1.94%
Developing Leaders	9.45%	to	9.80%
Appreciation	3.29%	to	3.59%
Dreyfus Stock Index	8.77%	to	9.11%
The Dreyfus Socially Responsible Growth	4.42%	to	4.74%
Growth and Income	5.68%	to	5.98%
International Equity	22.42%	to	22.85%
International Value	18.12%	to	18.36%
Disciplined Stock	6.09%	to	6.38%
Small Company Stock	16.49%	to	16.88%
Core Value	9.84%	to	10.05%
MidCap Stock	12.59%	to	12.89%
Founders Growth	6.14%	to	6.36%
Technology Growth	(1.20%)	to	(0.93%)
Founders Discovery	8.11%	to	8.34%
Emerging Leaders	12.56%	to	12.83%
Core Bond	2.87%	to	3.09%

46

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2003 Total Return Range
Money Market	(0.64%)	to	(0.49%)
Special Value	11.34%	to	11.51%
Quality Bond	1.57%	to	1.72%
Developing Leaders	9.45%	to	9.80%
Appreciation	3.29%	to	3.59%
Dreyfus Stock Index	8.77%	to	9.11%
The Dreyfus Socially Responsible Growth	4.42%	to	4.74%
Growth and Income	5.68%	to	5.98%
International Equity	22.42%	to	22.85%
International Value	18.12%	to	18.36%
Disciplined Stock	6.09%	to	6.38%
Small Company Stock	16.49%	to	16.88%
Limited Term High Yield	8.48%	to	8.58%
Balanced	4.06%	to	4.18%
Core Value	9.84%	to	10.05%
MidCap Stock	12.59%	to	12.89%
Transamerica Equity	14.15%	to	14.32%
Founders Growth	6.14%	to	6.29%
Founders International Equity	20.98%	to	21.16%
Technology Growth	(1.20%)	to
Founders Discovery	8.11%	to	8.34%
Emerging Leaders	12.56%	to	12.83%
Core Bond	2.87%	to	3.02%

47

Separate Account VA-2LNY of Transamerica

Financial Life Insurance Company -

Dreyfus/Transamerica Triple Advantage Variable Annuity

Notes to Financial Statements

December 31, 2005

5.	Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit value of the subaccounts of the Mutual Fund Account for TFLIC's assumption of certain mortality and expenses risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.15% to 1.30%, depending on the death benefit selected. An administrative expense charge is also deducted by TFLIC from each subaccount on a daily basis which is equal, on an annual basis, to .15% of the daily net asset value of the subaccount. This amount may change, but it is guaranteed not to exceed a maximum effective annual rate of .25%.

The following charges are deducted from a contract holder’s account by TFLIC and not directly from the Separate Account. An annual certificate fee is deducted at the end of each contract year prior to the annuity date. Currently, this charge is the lesser of $30 or 2% of the value. The fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

48

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of Transamerica Life Insurance Company of New York authorizing establishment of the Separate Account. Note 1.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between Transamerica Life Insurance Company of New York, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 2.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 3.

	(4)	(a	)	Form of Contract. Note 4.

	(5)	(a	)	Form of Application. Note 10.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 5.

		(b	)	By Laws of AUSA Life Insurance Company, Inc. Note 5.

	(7)			Not Applicable.

	(8)	(a	)	Fund Participation Agreement (Dreyfus). Note 6.

		(a	)(1)	Amendment No. 1 to Fund Participation Agreement (Dreyfus). Note 6.

		(b	)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 7.

		(b	)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 8.

		(b	)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 9.

		(b	)(3)	Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Insurance and Annuity Company. Note 2.

		(b	)(4)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 13.

		(b	)(5)	Amendment No.32 to Participation Agreement (AEGON/Transamerica) Note 17.

	(9)	(a	)	Opinion and Consent of Counsel. Note 20.

		(b	)	Consent of Counsel. Note 20.

	(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 20.

		(b	)	Opinion and Consent of Actuary. Note 20.

	(11)			Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 20.

(14)	Powers of Attorney. (M. Abrahms; W. Brown, Jr.; W.L. Busler; J. Byrne, Jr.; R.F. Colby; S.E. Frushtick; P.G. Kunkel; M.W. Mullin; P.P. Post; R.S. Rubinstein; C. Vargas; C.H. Verhagen; T.S. Schlossberg; B.K. Clancy; F.A. Camp; and C.D. Vermie) Note 10. (E. Kirby Warren) Note 14. (Joe Carusone and Ronald F. Mosher) Note 15. (James P. Larkin) Note 16. (Robert J. Kontz) Note 18. (Eric J. Martin) Note 19.

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 33-55152) on December 1, 1992.
Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 15 to form N-4 Registration Statement (File No. 33-55152) on April 30, 2002.
Note 3.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 16 to form N-4 Registration Statement (File No. 33- 55152) on February 26, 2003.
Note 5.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 6.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333- 63086) filed on September 13, 2001.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333- 26209) on April 29, 1998.
Note 8.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 25 to form N-4 Registration Statement (File No. 33- 33085) on April 27, 2001.
Note 10.	Filed with Initial Filing to form N-4 Registration Statement (File No. 333-104243) on April 2, 2003.
Note 11.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File 333-104243) on April 30, 2003.
Note 12.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-104243) on April 30, 2004.
Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333- 109580) on January 7, 2005.
Note 14.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No.19 to Form N-4 Registration Statement (File No. 33- 83560) on October 28, 2004.
Note 16.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235 ) on January 24, 2005.
Note 17.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-104243) on April 29, 2005.
Note 18.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333- 120125) on December 13, 2005.
Note 20.	Filed herewith.

Item 25.     Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Mark W. Mullin 4 Manhattanville Road Purchase, NY 10577	Director, President and Chairman of the Board
William L. Busler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director
Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Secretary and Corporate Counsel

William Brown, Jr. 14 Windward Avenue White Plains, NY 10605	Director
Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Treasurer
James P. Larkin 4 Manhattanville Road Purchase, NY 10577	Director, Vice President and Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director
Colette Vargas 4 Manhattanville Road Purchase, NY 10057	Director and Chief Actuary
Robert F. Colby 4 Manhattanville Road Purchase, NY 10057	Director, Vice President and Assistant Secretary, Counsel
Cornelis H. Verhagen 51 JFK Parkway Short Hills, NJ 07078	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10057	Director
Frank A. Camp 4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001	Vice President and FMG General Counsel
Joe Carusone 4 Manhattanville Rd Purchase, NY 10577	Director
Ronald F. Mosher 54 Colorado Point Laguna Niguel, CA 92677	Director
E. Kirby Warren 605 Eagle Valley Rd, P.O.Box 146 Tuxedo Park, NY 10987-0146	Director
Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Controller

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.     Number of Contract Owners

As of February 28, 2006, there were 5,626 Contract owners.

Item 28.     Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Treasurer, Controller, and Financial and Operations Principal
Teresa L. Stolba	(1)	Assistant Compliance Officer
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Michael C. Massrock	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Carol A. Sterlacci	(2)	Assistant Controller and Treasurer
Paula G. Nelson	(5)	Director
Phillip S. Eckman	(5)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202
(5)	600 South Highway 169 Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$233,112.00	0	0	0

(1)	Fiscal Year 2005

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

(d) Registrant hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Cedar Rapids, State of Iowa on the 25th day of April, 2006.

SEPARATE ACCOUNT VA-2LNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ FRANK A. CAMP
Frank A. Camp Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Mark W. Mullin	Chairman of the Board, Director, and President	, 2006

* James P. Larkin	Vice President, Assistant Secretary, and Director	, 2006

* Eric J. Martin	Treasurer	, 2006

* Joe Carusone	Director	, 2006

* Robert F. Colby	Director, Counsel, Vice President, and Assistant Secretary	, 2006

* Colette F. Vargas	Director and Chief Actuary	, 2006

* William Brown, Jr.	Director	, 2006

* William L. Busler	Director	, 2006

* Ronald F. Mosher	Director	, 2006

* Steven E. Frushtick	Director	, 2006

* Peter G. Kunkel	Director	, 2006

* Peter P. Post	Director	, 2006

* Cornelis H. Verhagen	Director	, 2006

* E. Kirby Warren	Director	, 2006

* Robert J. Kontz	Controller	, 2006

* Craig D. Vermie	Secretary and Corporate Counsel	, 2006

*By:	/s/ FRANK A. CAMP Frank A. Camp	Attorney -in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Frank A. Camp	April 25, 2006

Registration No. 333-104243

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.